BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (LIBOR USD 3
Month + 3.65%), 7.89%, 04/20/30 ... USD 470 $ 426,421
Series 2019-5A, Class AR, (3 Month CME
Term SOFR + 1.33%), 5.19%, 04/15/35 250 240,446
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1 Month +
1.20%), 5.53%, 06/15/36
(a)(b)
......... 129 124,492
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 5.40%,
07/20/34
(a)(b)
.................... 1,730 1,684,702
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(LIBOR USD 3 Month + 1.15%), 5.43%,
12/02/34
(a)(b)
.................... 1,530 1,485,912
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (LIBOR USD 3
Month + 1.20%), 5.28%, 07/15/34 ... 540 525,106
Series 2020-7A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.18%, 07/15/34 ... 250 232,114
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (LIBOR USD 3 Month + 1.15%), 5.39%,
01/20/35
(a)(b)
.................... 250 243,140
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 5.63%,
04/20/32
(a)(b)
.................... 1,320 1,299,718
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
5.31%, 04/20/33
(a)(b)
............... 920 901,106
AGL Static CLO 18 Ltd., Series 2022-18A,
Class B, (3 Month CME Term SOFR +
2.00%), 5.99%, 04/21/31
(a)(b)
......... 260 247,150
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 5.36%,
04/20/32
(a)(b)
.................... 280 274,501
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (LIBOR USD 3
Month + 2.10%), 6.34%, 04/20/34 ... 250 234,151
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 5.18%, 01/15/32 ... 1,290 1,266,943
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
......... 7,488 6,936,268
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 5.36%,
10/21/28
(a)(b)
.................... 854 843,803
Allegro CLO IV Ltd., Series 2016-1A, Class
BR2, (LIBOR USD 3 Month + 1.55%),
5.63%, 01/15/30
(a)(b)
............... 250 244,326
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 5.93%, 10/15/29
(a)(b)
1,660 1,613,305
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 5.81%,
04/25/31
(a)(b)
.................... 250 238,146
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
5.37%, 07/24/29
(a)(b)
............... 536 530,808
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................ 557 507,747
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 5.43%, 01/19/35
(a)(b)
......... 250 243,016
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 5.25%, 07/15/34
(a)(b)
......... 2,495 2,425,396
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 5.87%, 01/28/31
(a)(b)
......... USD 1,040 $ 1,013,447
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 5.42%, 01/28/31 ... 901 891,041
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.22%, 01/28/31 ... 360 336,310
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 5.53%, 01/15/30 ... 420 413,145
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 5.93%, 01/15/30 ... 250 240,368
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
5.13%, 07/15/30
(a)(b)
............... 1,220 1,203,158
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 5.46%, 01/28/31 ... 930 917,910
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 6.12%, 01/28/31 ... 1,640 1,586,161
Series 2015-7A, Class D1R2, (LIBOR USD
3 Month + 3.50%), 7.87%, 01/28/31 .. 250 224,599
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (LIBOR USD
3 Month + 1.20%), 5.56%, 10/27/34 .. 570 553,510
Series 2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 6.16%, 10/27/34 ... 650 620,718
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 5.19%, 10/13/30 ... 670 662,471
Series 2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 4.93%, 04/13/31 ... 2,240 2,211,210
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (EURIBOR 3 Month +
1.60%), 2.98%, 04/15/34
(a)(b)
......... EUR 272 270,860
Antares CLO Ltd., Series 2021-1A, Class A1,
(LIBOR USD 3 Month + 1.53%), 5.89%,
07/25/33
(a)(b)
.................... USD 2,420 2,309,291
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 5.16%,
04/15/31
(a)(b)
.................... 4,916 4,841,215
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 5.25%,
04/20/31
(a)(b)
.................... 500 492,677
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 5.46%,
10/22/30
(a)(b)
.................... 350 345,501
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 5.18%,
07/16/31
(a)(b)
.................... 250 245,217
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 5.74%, 04/20/31 ... 250 242,361
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 7.19%, 04/20/31 ... 250 233,967
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 99 90,255
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2022-FL1, Class A, (SOFR 30 Day
Average + 1.45%), 5.26%, 01/15/37 .. 10,000 9,644,660
Series 2022-FL2, Class A, (1 Month CME
Term SOFR + 1.85%), 6.19%, 05/15/37 1,350 1,319,724

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares European CLO XII DAC, Series 12A,
Class B1R, (EURIBOR 3 Month + 1.70%),
3.16%, 04/20/32
(a)(b)
............... EUR 297 $ 301,584
Ares LII CLO Ltd., Series 2019-52A, Class
A1R, (LIBOR USD 3 Month + 1.05%),
5.37%, 04/22/31
(a)(b)
............... USD 1,770 1,744,354
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (LIBOR USD 3 Month + 1.03%), 5.39%,
04/25/34
(a)(b)
.................... 250 242,449
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 5.52%,
10/25/34
(a)(b)
.................... 410 397,581
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (LIBOR USD 3 Month + 1.58%), 5.82%,
07/20/30
(a)(b)
.................... 250 241,395
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
5.25%, 10/15/30
(a)(b)
............... 310 306,789
Armada Euro CLO III DAC, Series 3A, Class
DR, (EURIBOR 3 Month + 3.30%), 4.68%,
07/15/31
(a)(b)
.................... EUR 287 275,492
Assurant CLO I Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 2.15%), 6.39%,
10/20/34
(a)(b)
.................... USD 330 301,743
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 5.28%,
04/20/31
(a)(b)
.................... 250 244,450
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 5.73%, 05/28/30
(a)(b)
.. 985 971,989
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 3.13%,
04/15/31
(a)(d)
.................... EUR 100 99,244
Avoca CLO XXII DAC, Series 22X, Class
B1, (EURIBOR 3 Month + 1.30%), 2.68%,
04/15/35
(a)(d)
.................... 200 198,700
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 5.64%,
01/20/31
(a)(b)
.................... USD 250 242,121
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.50%), 5.74%, 07/20/30 ... 250 240,586
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 5.31%, 07/19/31 ... 330 326,449
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.60%), 5.83%, 07/19/31 ... 250 238,719
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 7.42%, 07/24/34 ... 250 224,592
Bardot CLO Ltd., Series 2019-2A, Class DR,
(LIBOR USD 3 Month + 3.00%), 7.32%,
10/22/32
(a)(b)
.................... 250 232,295
Barings CLO Ltd.
(a)(b)
Series 2018-3A, Class A1, (LIBOR USD 3
Month + 0.95%), 5.19%, 07/20/29 ... 158 156,537
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 5.31%, 04/20/31 ... 250 245,803
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (LIBOR USD 3 Month + 1.75%), 5.83%,
10/15/36
(a)(b)
.................... 375 352,809
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 5.26%, 07/18/30 ... 1,314 1,291,257
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 5.74%, 07/18/30 ... 666 645,483
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 5.49%, 01/25/35 .. USD 5,370 $ 5,230,971
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 5.87%, 01/25/35 .. 630 592,198
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (LIBOR USD 3 Month + 1.72%), 6.04%,
04/24/34
(a)(b)
.................... 250 235,592
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 5.26%,
07/15/34
(a)(b)
.................... 1,000 973,892
BDS LLC, Series 2022-FL11, Class ATS, (1
Month CME Term SOFR + 1.80%), 6.12%,
03/19/39
(a)(b)
.................... 2,144 2,082,926
BDS Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.07%), 5.41%, 06/16/36
(a)(b)
9,610 9,259,530
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 5.53%, 07/15/29
(a)(b)
........ 1,250 1,229,959
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 5.89%, 07/20/29
(a)(b)
... 400 393,741
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 5.33%, 04/20/31
(a)(b)
........ 960 947,033
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (LIBOR USD 3 Month +
2.00%), 6.08%, 10/15/30
(a)(b)
......... 310 293,191
BHG Securitization Trust
(b)
Series 2022-A, Class C, 3.08%, 02/20/35 1,200 996,380
Series 2022-C, Class A, 5.32%, 10/17/35 906 899,024
Series 2022-C, Class B, 5.93%, 10/17/35 302 296,767
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (LIBOR USD 3 Month + 1.26%), 5.49%,
10/19/34
(a)(b)
.................... 250 243,174
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3
Month + 2.20%), 6.97%, 06/15/31 ... 250 236,482
Series 19A, Class DR, (LIBOR USD 3
Month + 3.35%), 8.12%, 06/15/31 ... 250 235,388
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 5.50%, 10/22/30 ... 1,735 1,712,724
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 5.24%, 04/20/31 ... 250 246,822
Series 2016-2A, Class BR2, (LIBOR USD 3
Month + 2.25%), 6.93%, 08/20/32 ... 300 281,700
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
5.58%, 07/15/31
(a)(b)
............... 870 840,384
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (LIBOR USD 3 Month + 1.70%),
5.94%, 10/20/31
(a)(b)
............... 250 241,422
BlueMountain CLO XXIX Ltd., Series 2020-
29A, Class BR, (LIBOR USD 3 Month +
1.75%), 6.11%, 07/25/34
(a)(b)
......... 250 238,710
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (LIBOR USD 3 Month +
1.26%), 5.34%, 04/15/34
(a)(b)
......... 130 126,775
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (EURIBOR 3 Month + 1.75%),
1.75%, 10/15/35
(a)(b)
............... EUR 660 652,926
BlueMountain Fuji EUR CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)(d)
............... 340 338,632

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BPCRE Ltd., Series 2022-FL2, Class A, (1
Month CME Term SOFR + 2.40%), 6.72%,
01/16/37
(a)(b)(e)
................... USD 829 $ 816,068
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.23%),
5.47%, 07/20/34
(a)(b)
............... 250 240,127
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.45%), 5.53%,
04/15/29
(a)(b)
.................... 250 241,599
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month + 1.10%),
5.18%, 10/15/31
(a)(b)
............... 250 246,396
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.18%, 04/15/32
(a)(b)
............... 610 597,289
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 5.78%,
01/15/34
(a)(b)
.................... 350 335,591
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
5.44%, 04/30/31
(a)(b)
............... 1,860 1,839,364
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 5.05%, 04/17/31
(a)(b)
... 798 786,398
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 5.69%, 10/20/27 ... 250 244,150
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 5.74%, 04/20/31 ... 250 239,443
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.07%), 6.31%, 01/20/31 ... 250 236,793
Series 2021-6A, Class A1, (LIBOR USD 3
Month + 1.16%), 5.24%, 07/15/34 ... 800 781,542
Series 2021-10A, Class A, (LIBOR USD 3
Month + 1.15%), 5.39%, 10/20/34 ... 830 801,008
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 7.44%,
04/20/32
(a)(b)
.................... 1,130 1,062,272
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 5.49%, 07/20/30
(a)(b)
1,595 1,577,721
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 5.32%, 04/20/34 ... 710 691,477
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 5.59%, 04/20/34 ... 680 646,950
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
5.29%, 04/20/34
(a)(b)
............... 3,930 3,832,288
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
6.09%, 05/29/32
(a)(b)
............... 280 269,568
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.60%), 5.96%, 04/27/31 ... 250 242,442
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 7.12%, 04/24/30 ... 250 233,391
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 5.38%, 04/19/29 ... 330 318,013
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 5.29%, 04/23/29 ... 1,116 1,104,179
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 5.98%, 04/23/29 ... 340 332,755
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 5.19%, 04/18/31 ... 2,380 2,343,138
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class A1R1, (LIBOR USD 3
Month + 1.14%), 5.22%, 01/15/35 ... USD 250 $ 243,345
Series 2020-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 5.23%, 07/15/36 ... 300 291,811
Series 2020-1A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.73%, 07/15/36 ... 740 706,609
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.18%, 07/15/36 ... 380 354,977
Series 2020-3A, Class A1R, (LIBOR USD 3
Month + 1.13%), 5.37%, 10/20/34 ... 1,350 1,305,291
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 5.13%, 07/15/33 ... 1,450 1,424,432
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 5.22%, 07/15/34 ... 330 322,160
Clontarf Park CLO DAC, Series 1X, Class
CE, (EURIBOR 3 Month + 3.05%), 4.78%,
08/05/30
(a)(d)
.................... EUR 390 385,956
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 USD 250 203,523
Series 2021-B, Class C, 2.72%, 06/25/52 100 80,113
Series 2021-C, Class D, 4.11%, 07/26/55 100 77,875
Crown Point CLO 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.17%),
5.41%, 07/20/34
(a)(b)
............... 2,100 2,013,459
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (EURIBOR 3 Month + 1.30%),
3.12%, 02/22/34
(a)(d)
............... EUR 260 257,738
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 5.42%,
10/20/30
(a)(b)
.................... USD 1,500 1,483,650
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.24%),
5.32%, 07/15/36
(a)(b)
............... 500 480,827
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3 Month CME Term SOFR +
1.39%), 5.25%, 04/15/37
(a)(b)
......... 250 242,117
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
5.28%, 04/20/34
(a)(b)
............... 1,180 1,147,466
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
5.78%, 10/15/30
(a)(b)
............... 630 605,383
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
5.73%, 07/15/30
(a)(b)
............... 250 241,900
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 5.20%,
01/15/31
(a)(b)
.................... 4,900 4,839,749
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 5.79%,
07/18/30
(a)(b)
.................... 250 240,966
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
5.39%, 10/20/34
(a)(b)
............... 250 240,920
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 5.80%,
05/20/34
(a)(b)
.................... 810 786,558
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 5.78%,
05/20/34
(a)(b)
.................... 520 507,294
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 4.98%, 04/15/29
(a)(b)
......... 297 293,877

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 5.81%, 08/15/30
(a)(b)
......... USD 1,653 $ 1,639,543
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
..................... 624 605,682
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 5.39%, 04/20/34 ... 1,000 974,698
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.89%, 04/20/34 ... 250 239,587
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.89%, 10/20/34 ... 620 599,455
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.24%, 10/20/34 ... 541 504,549
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.04%), 5.28%, 10/20/34 ... 1,620 1,588,057
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 6.19%, 10/20/34 ... 250 235,305
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.15%), 5.39%,
01/20/35
(a)(b)
.................... 250 243,620
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (EURIBOR 3 Month + 3.60%),
4.98%, 10/15/34
(a)(b)
............... EUR 250 228,940
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 5.34%,
07/19/34
(a)(b)
.................... USD 3,150 3,075,144
FS Rialto, Series 2021-FL3, Class A, (LIBOR
USD 1 Month + 1.25%), 5.58%, 11/16/36
(a)(b)
3,097 2,938,121
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average + 1.90%), 5.71%, 01/19/39 .. 3,787 3,689,056
Series 2022-FL5, Class A, (1 Month CME
Term SOFR + 2.30%), 6.63%, 06/19/37 1,226 1,210,910
Series 2022-FL6, Class A, (1 Month CME
Term SOFR + 2.58%), 6.90%, 08/17/37 1,469 1,450,616
Series 2022-FL7, Class A, (1 Month CME
Term SOFR + 2.90%), 6.81%, 10/19/39 955 947,825
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (LIBOR USD 3 Month + 0.97%),
5.05%, 10/15/30
(a)(b)
............... 400 393,740
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 5.18%,
07/15/31
(a)(b)
.................... 280 275,156
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (LIBOR USD 3 Month + 1.20%),
5.28%, 04/16/34
(a)(b)
............... 910 884,065
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 5.47%,
01/22/31
(a)(b)
.................... 1,250 1,234,599
Generate CLO 3 Ltd.
(a)(b)
Series 3A, Class AR, (LIBOR USD 3 Month
+ 1.25%), 5.49%, 10/20/29 ........ 494 489,480
Series 3A, Class BR, (LIBOR USD 3 Month
+ 1.75%), 5.99%, 10/20/29 ........ 930 908,897
Generate CLO 4 Ltd., Series 4A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 5.33%,
04/20/32
(a)(b)
.................... 1,050 1,035,343
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 6.77%,
01/22/35
(a)(b)
.................... 250 234,394
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.03%,
10/15/30
(a)(b)
.................... USD 640 $ 608,672
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 5.79%, 04/20/30
(a)(b)
... 250 243,139
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 5.52%, 10/29/29 ... 396 392,494
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 6.01%, 10/29/29 ... 500 488,448
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 7.29%, 07/20/31
(a)(b)
........ 250 235,451
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 5.37%, 10/20/34
(a)(b)
... 1,050 1,016,128
Golub Capital BDC 3 CLO 1 LLC, Series
2021-1A, Class C1, (LIBOR USD 3 Month +
2.80%), 6.88%, 04/15/33
(a)(b)
......... 250 228,642
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (LIBOR USD 3 Month +
1.20%), 5.44%, 07/20/34
(a)(b)
......... 250 242,843
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 5.54%, 01/25/35
(a)(b)
........ 310 302,531
Great Lakes CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.56%), 5.64%,
07/15/31
(a)(b)
.................... 970 939,886
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 5.78%,
04/15/33
(a)(b)
.................... 540 517,880
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 5.50%, 01/20/30 ... 228 225,823
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 7.54%, 01/20/30 ... 250 231,506
GSAA Home Equity Trust, Series 2006-5,
Class 2A1, (LIBOR USD 1 Month + 0.14%),
4.53%, 03/25/36
(a)
................ 455 167,124
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
5.45%, 04/15/33
(a)(b)
............... 1,180 1,155,630
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA,
Class A1, (LIBOR USD 3 Month + 1.32%),
5.40%, 04/15/34
(a)(b)
............... 250 244,211
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
5.28%, 07/15/34
(a)(b)
............... 2,580 2,512,376
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (LIBOR USD 3 Month + 1.80%),
5.88%, 07/15/34
(a)(b)
............... 280 270,457
Gulf Stream Meridian 7 Ltd., Series 2022-7A,
Class A1, (3 Month CME Term SOFR +
1.36%), 5.22%, 07/15/35
(a)(b)
......... 360 347,481
Henley CLO IV DAC, Series 4X, Class B1,
(EURIBOR 3 Month + 1.35%), 1.50%,
04/25/34
(a)(d)
.................... EUR 130 127,512
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (LIBOR USD 3
Month + 1.25%), 5.44%, 07/18/31 ... USD 250 240,712
Series 3A-2014, Class A1R, (LIBOR USD 3
Month + 1.18%), 5.37%, 07/18/29 ... 672 666,156

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (LIBOR USD 3
Month + 1.14%), 5.38%, 04/20/34 ... USD 1,540 $ 1,505,634
Series 6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 5.53%, 02/05/31 ... 3,009 2,975,443
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 5.37%,
10/19/28
(a)(b)
.................... 585 577,029
KKR CLO 10 Ltd., Series 10, Class BR, (LIBOR
USD 3 Month + 1.70%), 6.47%, 09/15/29
(a)(b)
250 244,869
KREF Ltd., Series 2022-FL3, Class A, (1
Month CME Term SOFR + 1.45%), 5.77%,
02/17/39
(a)(b)
.................... 10,000 9,633,936
LCM 29 Ltd., Series 29A, Class AR, (LIBOR
USD 3 Month + 1.07%), 5.15%, 04/15/31
(a)(b)
250 245,561
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 5.28%, 07/20/31
(a)(b)
250 246,185
LCM XX LP, Series 20A, Class BR, (LIBOR
USD 3 Month + 1.55%), 5.79%, 10/20/27
(a)(b)
250 246,722
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 5.12%, 04/20/28
(a)(b)
193 191,406
Lendmark Funding Trust
(b)
Series 2021-2A, Class C, 3.09%, 04/20/32 380 288,080
Series 2022-1A, Class A, 5.12%, 07/20/32 1,556 1,503,518
LoanCore Issuer Ltd., Series 2022-CRE7,
Class A, (SOFR 30 Day Average + 1.55%),
5.36%, 01/17/37
(a)(b)
............... 4,099 3,967,902
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 5.40%,
07/20/34
(a)(b)
.................... 1,010 987,543
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (LIBOR USD 3 Month + 1.38%),
5.45%, 01/17/30
(a)(b)
............... 250 241,845
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
5.83%, 04/15/29
(a)(b)
............... 250 247,145
Madison Park Euro Funding XIV DAC, Series
14A, Class DR, (EURIBOR 3 Month +
3.60%), 3.60%, 07/15/32
(a)(b)
......... EUR 250 240,299
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 5.22%, 07/23/29
(a)(b)
......... USD 2,152 2,123,756
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 5.18%, 04/19/30 ... 1,029 1,017,365
Series 2014-13A, Class BR2, (LIBOR USD
3 Month + 1.50%), 5.73%, 04/19/30 .. 960 940,315
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 5.24%, 01/22/28
(a)(b)
......... 1,128 1,116,484
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (LIBOR USD 3 Month + 0.83%),
5.15%, 04/22/27
(a)(b)
............... 318 313,802
Madison Park Funding XLII Ltd., Series 13A,
Class C, (LIBOR USD 3 Month + 1.80%),
6.12%, 11/21/30
(a)(b)
............... 250 235,466
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (LIBOR USD 3 Month +
1.12%), 5.20%, 07/15/34
(a)(b)
......... 1,050 1,026,242
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (LIBOR USD 3
Month + 1.55%), 5.91%, 07/27/31 ... 250 243,367
Series 2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.36%, 07/27/31 ... 250 238,371
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (3 Month CME Term SOFR
+ 2.01%), 5.97%, 10/20/29
(a)(b)
........ USD 250 $ 244,149
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 6.01%, 04/25/29
(a)(b)
......... 320 310,628
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 5.61%, 07/29/30
(a)(b)
......... 1,665 1,653,709
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 5.27%, 04/20/30
(a)(b)
......... 250 247,108
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class AR, (3 Month CME
Term SOFR + 1.29%), 5.15%, 10/15/32 290 284,407
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 5.66%, 10/15/32 280 269,666
Madison Park Funding XXXV Ltd., Series
2019-35A, Class A1R, (LIBOR USD 3 Month
+ 0.99%), 5.23%, 04/20/32
(a)(b)
........ 730 716,908
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 5.15%, 07/15/33
(a)(b)
........ 410 403,820
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 5.20%, 07/17/34
(a)(b)
......... 1,130 1,099,674
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (EURIBOR 3 Month + 3.50%), 4.88%,
10/15/32
(a)(b)
.................... EUR 320 306,870
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
5.37%, 12/18/30
(a)(b)
............... USD 430 421,466
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR USD 3
Month + 0.99%), 5.31%, 07/23/29 ... 304 300,567
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 6.37%, 07/23/29 ... 1,125 1,074,875
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 235,041
Series 2020-AA, Class C, 4.10%, 08/21/34 330 294,768
Series 2021-BA, Class D, 3.42%, 11/20/36 220 172,222
Series 2022-AA, Class A, 6.45%, 10/20/37 1,538 1,527,123
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1 Month CME
Term SOFR + 2.15%), 6.47%, 06/19/37 857 843,812
Series 2022-FL10, Class A, (1 Month CME
Term SOFR + 2.64%), 6.96%, 09/17/37 668 664,635
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month +
0.97%), 5.25%, 04/21/31
(a)(b)
......... 472 463,306
Mosaic Solar Loan Trust, Series 2022-3A,
Class A, 6.16%, 06/20/53
(b)
.......... 324 323,099
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 5.49%,
10/20/30
(a)(b)
.................... 830 815,364
MP CLO VIII Ltd., Series 2015-2A, Class ARR,
(LIBOR USD 3 Month + 1.20%), 5.57%,
04/28/34
(a)(b)
.................... 1,420 1,364,815
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (LIBOR USD 1 Month +
0.90%), 5.22%, 11/15/68
(a)(b)
......... 374 367,322
Navient Private Education Refi Loan Trust
(b)
Series 2021-DA, Class B, 2.61%, 04/15/60 370 327,253
Series 2021-DA, Class C, 3.48%, 04/15/60 950 796,106

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-DA, Class D, 4.00%, 04/15/60 USD 300 $ 254,025
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3
Month + 1.04%), 5.12%, 04/15/34
(a)(b)
... 570 555,398
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (LIBOR USD 3 Month +
1.65%), 5.73%, 07/15/34
(a)(b)
......... 250 238,618
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 5.73%, 10/17/30
(a)(b)
........ 400 388,125
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 5.11%, 10/18/30 ... 1,430 1,406,317
Series 2017-26A, Class BR, (LIBOR USD 3
Month + 1.40%), 5.59%, 10/18/30 ... 250 242,180
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3 Month CME
Term SOFR + 1.75%), 5.71%, 01/20/35
(a)(b)
250 240,216
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (LIBOR USD 3
Month + 1.45%), 5.69%, 07/20/31
(a)(b)
... 250 242,654
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 5.18%, 07/16/35
(a)(b)
... 880 855,926
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (EURIBOR 3
Month + 1.90%), 3.36%, 01/21/35
(a)(b)
... EUR 250 250,699
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 6.22%, 04/24/29 ... USD 945 914,807
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 5.41%, 04/26/31 ... 140 138,149
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 6.63%, 11/20/30 ... 250 237,472
Series 2019-16A, Class AR, (LIBOR USD 3
Month + 1.00%), 4.91%, 04/10/33 ... 280 274,544
Series 2020-18A, Class AR, (LIBOR USD 3
Month + 1.09%), 5.33%, 07/20/32 ... 320 313,136
Series 2020-19A, Class BR, (LIBOR USD 3
Month + 1.70%), 5.94%, 10/20/34 ... 250 238,614
Series 2021-22A, Class A, (LIBOR USD 3
Month + 1.18%), 5.42%, 12/02/34 ... 390 375,307
OCP Euro CLO DAC, Series 2017-2X, Class
B, (EURIBOR 3 Month + 1.35%), 2.73%,
01/15/32
(a)(d)
.................... EUR 170 173,039
Octagon 54 Ltd., Series 2021-1A, Class D,
(LIBOR USD 3 Month + 3.05%), 7.13%,
07/15/34
(a)(b)
.................... USD 250 231,309
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 5.04%, 04/16/31
(a)(b)
........ 1,780 1,755,493
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 5.43%, 01/20/31
(a)(b)
......... 250 246,966
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (LIBOR USD 3 Month +
1.65%), 5.73%, 07/15/36
(a)(b)
......... 710 675,812
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 5.39%, 07/20/34
(a)(b)
......... 1,910 1,842,897
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 5.58%, 07/19/30
(a)(b)
........ 320 311,278
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 5.10%, 07/17/30
(a)(b)
........ USD 2,755 $ 2,709,932
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 5.36%, 01/25/31
(a)(b)
........ 2,640 2,601,385
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
5.43%, 04/21/34
(a)(b)
............... 3,220 3,144,624
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (LIBOR USD 3
Month + 1.14%), 5.38%, 07/02/35 ... 1,450 1,415,235
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.89%, 07/02/35 ... 668 639,029
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (LIBOR USD 3 Month + 1.15%),
5.47%, 10/22/36
(a)(b)
............... 250 241,707
OHA Loan Funding Ltd.
(a)(b)
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 5.73%, 05/23/31 ... 4,495 4,425,057
Series 2015-1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 5.38%, 01/19/37 ... 1,170 1,139,749
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 3,140 2,802,082
Series 2020-1A, Class A, 3.84%, 05/14/32 1,260 1,251,060
Series 2020-2A, Class C, 2.76%, 09/14/35 550 458,787
Series 2020-2A, Class D, 3.45%, 09/14/35 1,410 1,169,291
Series 2021-1A, Class A2, (SOFR 30 Day
Average + 0.76%), 4.57%, 06/16/36
(a)
. 365 348,748
Series 2021-1A, Class C, 2.22%, 06/16/36 100 77,191
Series 2022-2A, Class A, 4.89%, 10/14/34 1,766 1,723,926
Series 2022-2A, Class B, 5.24%, 10/14/34 1,471 1,426,587
Series 2022-3A, Class A, 5.94%, 05/15/34 3,369 3,354,055
Owl Rock CLO VI Ltd., Series 2021-6A, Class
A, (LIBOR USD 3 Month + 1.45%), 6.20%,
06/21/32
(a)(b)
.................... 250 242,376
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
5.57%, 10/22/30
(a)(b)
............... 9,022 8,891,561
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(LIBOR USD 3 Month + 2.10%), 6.18%,
10/17/29
(a)(b)
.................... 340 324,965
OZLM XXII Ltd., Series 2018-22A, Class A1,
(LIBOR USD 3 Month + 1.07%), 5.15%,
01/17/31
(a)(b)
.................... 250 244,788
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (LIBOR USD 3 Month + 1.70%),
5.94%, 07/20/32
(a)(b)
............... 250 236,187
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 5.23%, 10/17/31 ... 650 637,187
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 5.81%, 05/21/34 ... 5,525 5,401,517
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 6.38%, 05/21/34 ... 250 238,140
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 5.79%, 07/20/30 ... 500 484,971
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 5.22%, 04/18/31 ... 850 835,880
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 5.18%, 07/16/31 ... 1,070 1,055,778
Series 2020-3A, Class A1AR, (LIBOR USD
3 Month + 1.08%), 5.69%, 11/15/31 .. 250 245,359
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.15%), 5.23%, 01/15/35 ... 250 242,100

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 6.03%, 02/20/28 ... USD 990 $ 961,841
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 6.36%, 11/25/28 ... 560 548,763
Series 2021-2A, Class A2, (LIBOR USD 3
Month + 1.25%), 5.93%, 05/20/29 ... 260 250,370
Series 2022-2A, Class A2, (3 Month CME
Term SOFR + 1.90%), 5.76%, 10/15/30 340 330,983
Series 2022-2A, Class B, (3 Month CME
Term SOFR + 2.20%), 6.06%, 10/15/30 250 238,510
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 5.89%, 02/14/34 ... 1,390 1,349,264
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 6.20%, 02/14/34 ... 970 919,643
Penta CLO 11 DAC
(a)(b)
Series 2022-11A, Class B, (EURIBOR 3
Month + 2.45%), 2.45%, 11/15/34 ... EUR 530 546,084
Series 2022-11A, Class D, (EURIBOR 3
Month + 4.80%), 4.80%, 11/15/34 ... 390 382,417
Pikes Peak CLO 1, Series 2018-1A, Class A,
(LIBOR USD 3 Month + 1.18%), 5.50%,
07/24/31
(a)(b)
.................... USD 275 271,660
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3 Month CME Term SOFR + 1.95%),
4.13%, 07/25/34
(a)(b)
............... 971 947,830
Pikes Peak CLO 8, Series 2021-8A, Class A,
(LIBOR USD 3 Month + 1.17%), 5.41%,
07/20/34
(a)(b)
.................... 1,570 1,509,592
Post CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.95%), 7.03%,
04/16/31
(a)(b)
.................... 500 463,706
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 1
Month + 1.25%), 5.64%, 07/25/51 ... 886 855,708
Series 2021-1A, Class B, (LIBOR USD 1
Month + 2.50%), 6.89%, 07/25/51 ... 280 274,289
Series 2021-1A, Class C, (LIBOR USD 1
Month + 3.75%), 8.14%, 07/25/51 ... 250 245,682
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
.......... 400 370,769
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (LIBOR USD 3 Month + 0.94%),
5.02%, 10/15/30
(a)(b)
............... 1,026 1,009,684
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (LIBOR USD 3
Month + 1.09%), 5.33%, 01/20/34 ... 250 243,106
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 5.89%, 01/20/34 ... 250 240,774
Rad CLO 2 Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 5.16%,
10/15/31
(a)(b)
.................... 710 698,017
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(LIBOR USD 3 Month + 1.12%), 5.44%,
07/24/32
(a)(b)
.................... 800 780,177
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 5.64%,
04/20/34
(a)(b)
.................... 250 237,467
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
5.40%, 04/20/34
(a)(b)
............... 1,040 1,013,528
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (LIBOR USD 3
Month + 1.15%), 5.90%, 06/20/34 ... 720 704,351
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 6.35%, 06/20/34 ... USD 250 $ 239,151
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month + 1.70%),
5.78%, 10/17/30
(a)(b)
............... 250 242,591
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (LIBOR USD 3 Month + 2.05%),
6.13%, 01/15/33
(a)(b)
............... 250 240,729
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
5.53%, 01/15/34
(a)(b)
............... 250 239,158
Regional Management Issuance Trust
(b)
Series 2020-1, Class C, 3.80%, 10/15/30 . 269 240,690
Series 2021-2, Class B, 2.35%, 08/15/33 . 130 104,338
Series 2021-2, Class C, 3.23%, 08/15/33 . 323 255,977
Series 2022-1, Class A, 3.07%, 03/15/32 . 794 724,308
Series 2022-1, Class B, 3.71%, 03/15/32 . 151 129,439
Series 2022-1, Class C, 4.46%, 03/15/32 . 100 85,076
Series 2022-2B, Class A, 7.10%, 11/17/32 1,915 1,925,639
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 5.25%,
01/18/34
(a)(b)
.................... 1,220 1,194,230
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 5.34%, 04/20/34 ... 2,417 2,322,280
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 5.89%, 04/20/34 .. 1,511 1,435,351
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 5.58%, 10/15/29 ... 1,945 1,882,634
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 6.93%, 10/15/29 ... 1,039 959,600
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 5.43%, 10/20/30 ... 3,487 3,438,184
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 5.78%, 05/20/31 ... 297 292,453
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 5.40%, 10/20/31 ... 250 245,439
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 6.33%, 08/20/32 ... 250 240,544
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 5.41%, 07/20/34 ... 1,730 1,684,478
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 3.90%, 12/20/31 ... EUR 576 585,993
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 4.52%, 12/20/31 ... 280 283,063
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 5.27%,
04/20/31
(a)(b)
.................... USD 960 942,171
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 5.17%,
01/15/30
(a)(b)
.................... 1,090 1,077,824
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 5.73%, 10/15/31
(a)(b)
250 244,052
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 5.23%, 07/15/35
(a)(b)
2,140 2,095,401
RRE 9 Loan Management DAC, Series 9A,
Class A2, (EURIBOR 3 Month + 1.70%),
1.70%, 10/15/36
(a)(b)
............... EUR 650 648,074
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class AR3, (LIBOR USD 3 Month + 1.16%),
5.24%, 04/17/34
(a)(b)
............... USD 5,180 5,040,467
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (LIBOR USD 3
Month + 0.98%), 5.22%, 04/20/29 ... 184 181,421

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 5.74%, 04/20/29 ... USD 1,466 $ 1,436,538
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 5.51%,
04/20/33
(a)(b)
.................... 640 625,254
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR USD 3
Month + 1.24%), 5.48%, 07/20/30 ... 395 390,329
Series 2014-1A, Class CR, (LIBOR USD 3
Month + 2.30%), 6.54%, 07/20/30 ... 500 480,931
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
5.34%, 07/20/34
(a)(b)
............... 3,815 3,715,259
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (LIBOR USD 3 Month + 1.32%),
5.56%, 10/20/32
(a)(b)
............... 250 247,966
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 5.10%, 03/15/24
(a)
.......... 110 109,946
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 9.07%, 10/15/41
(a)(b)
......... 3,145 3,372,607
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 990 936,983
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 .................... 3,075 2,731,742
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,192,195
Series 2021-A, Class C, 2.99%, 01/15/53 2,870 2,396,842
Series 2021-A, Class D1, 3.86%, 01/15/53 1,064 955,633
Series 2021-A, Class D2, 3.86%, 01/15/53 730 648,200
Series 2021-C, Class B, 2.30%, 01/15/53 190 162,577
Series 2021-C, Class C, 3.00%, 01/15/53
(e)
160 133,535
Series 2021-C, Class D, 3.93%, 01/15/53 100 88,456
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (LIBOR USD 3 Month + 2.05%),
6.29%, 10/20/28
(a)(b)
............... 900 863,296
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (LIBOR USD 3 Month + 0.90%),
5.22%, 01/23/29
(a)(b)
............... 231 229,042
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 5.25%,
07/15/34
(a)(b)
.................... 4,180 4,030,819
Sound Point CLO XXVI Ltd., Series 2020-1A,
Class DR, (LIBOR USD 3 Month + 3.35%),
7.59%, 07/20/34
(a)(b)
............... 320 292,942
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
5.64%, 01/25/32
(a)(b)
............... 460 450,820
St. Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 2.98%,
04/15/33
(a)(d)
.................... EUR 310 310,171
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 5.33%,
10/15/30
(a)(b)
.................... USD 1,070 1,051,355
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 4.15%,
11/15/31
(a)(d)
.................... EUR 202 202,934
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (LIBOR USD 3 Month + 1.15%),
5.23%, 10/15/31
(a)(b)
............... USD 250 245,500
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
4.96%, 04/15/28
(a)(b)
............... 396 392,838
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (LIBOR USD 3 Month + 1.60%),
5.68%, 01/15/34
(a)(b)
............... USD 250 $ 241,891
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
5.32%, 04/20/33
(a)(b)
............... 514 500,959
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 5.61%,
11/18/30
(a)(b)
.................... 890 874,261
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (LIBOR USD 3 Month + 1.22%),
5.86%, 08/16/34
(a)(b)
............... 250 243,362
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 5.23%,
01/16/31
(a)(b)
.................... 910 890,553
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 5.38%,
01/20/31
(a)(b)
.................... 670 662,698
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 5.20%, 01/15/34 ... 1,060 1,037,975
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 5.58%, 01/15/34 ... 1,360 1,298,222
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 5.57%, 01/20/33 ... 1,830 1,806,265
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 6.09%, 01/20/33 ... 530 510,892
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.17%), 5.45%,
07/21/34
(a)(b)
.................... 1,550 1,505,303
TRESTLES CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 5.41%,
10/20/34
(a)(b)
.................... 1,380 1,336,343
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
.......... 2,225 1,929,891
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
5.59%, 10/18/31
(a)(b)
............... 220 212,958
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 6.36%, 01/25/34 ... 730 700,304
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 7.36%, 01/25/34 ... 530 503,828
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
5.26%, 07/18/31
(a)(b)
............... 350 340,972
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (LIBOR USD 3 Month + 1.22%),
5.30%, 10/15/29
(a)(b)
............... 3,082 3,047,491
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 5.28%, 04/20/34 ... 465 450,274
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 5.21%, 10/15/30 ... 1,680 1,659,141
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 5.14%, 04/15/31 ... 2,064 2,031,765
Voya Euro CLO II DAC, Series 2A, Class CR,
(EURIBOR 3 Month + 2.15%), 3.53%,
07/15/35
(a)(b)
.................... EUR 250 247,665
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/15/35 ......... 440 437,202
Series 5A, Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35 ......... 250 229,599

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.05%), 7.37%,
07/24/32
(a)(b)
.................... USD 900 $ 836,557
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR USD 3
Month + 1.22%), 5.54%, 10/24/34 ... 530 511,386
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 6.07%, 10/24/34 ... 280 270,675
Series 2020-2A, Class DR, (LIBOR USD 3
Month + 3.35%), 7.67%, 10/24/34 ... 280 253,853
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (LIBOR USD 3 Month + 3.35%), 7.43%,
10/15/34
(a)(b)
.................... 250 233,839
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 5.91%,
04/20/33
(a)(b)
.................... 2,030 1,929,992
Total Asset-Backed Securities — 11.0%
(Cost: $387,613,675) ............................. 373,482,128
Corporate Bonds
Aerospace & Defense — 1.0%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 2,010 1,773,651
Boeing Co. (The)
3.85%, 11/01/48 ................. 570 391,246
3.90%, 05/01/49 ................. 680 477,472
3.95%, 08/01/59 ................. 771 517,742
5.93%, 05/01/60 ................. 1,137 1,035,744
Huntington Ingalls Industries, Inc., 2.04%,
08/16/28 ..................... 842 694,017
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 6,245 5,977,813
1.80%, 01/15/31 ................. 4,849 3,721,320
Leidos, Inc.
4.38%, 05/15/30 ................. 1,969 1,775,564
2.30%, 02/15/31 ................. 995 762,225
Lockheed Martin Corp.
3.90%, 06/15/32 ................. 507 477,743
3.60%, 03/01/35 ................. 1,957 1,736,990
Series B, 6.15%, 09/01/36 .......... 589 638,824
Northrop Grumman Corp.
3.85%, 04/15/45 ................. 1,154 920,393
4.03%, 10/15/47 ................. 611 506,325
Raytheon Technologies Corp.
7.00%, 11/01/28 ................. 2,010 2,169,928
4.13%, 11/16/28 ................. 3,761 3,599,682
4.20%, 12/15/44 ................. 515 405,119
4.15%, 05/15/45 ................. 580 483,515
4.35%, 04/15/47 ................. 400 340,191
3.13%, 07/01/50 ................. 456 319,214
2.82%, 09/01/51 ................. 812 525,984
3.03%, 03/15/52 ................. 1,740 1,179,631
Textron, Inc., 3.90%, 09/17/29 ......... 2,448 2,217,272
32,647,605
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 6 5,546
Series 2017-1, Class AA, 3.30%, 01/15/30 404 344,853
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 1,489 1,463,053
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
497 474,611
Series 2015-2, Class AA, 3.60%, 09/22/27 291 261,351
Series 2016-1, Class AA, 3.58%, 01/15/28 2,179 1,944,913
Series 2016-2, Class AA, 3.20%, 06/15/28 407 353,165
Series 2016-3, Class AA, 3.00%, 10/15/28 843 730,227
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2017-1, Class AA, 3.65%, 02/15/29 USD 332 $ 295,745
Series 2017-2, Class AA, 3.35%, 10/15/29 612 528,304
Series 2019-1, Class AA, 3.15%, 02/15/32 981 811,936
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 2,311 2,252,443
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 71 62,994
Series 2020-1, Class B, 4.88%, 01/15/26 640 608,963
Series 2020-1, Class A, 5.88%, 10/15/27 2,324 2,291,069
Series 2015-1, Class AA, 3.45%, 12/01/27 826 734,756
Series 2019-2, Class B, 3.50%, 05/01/28 853 734,399
Series 2016-1, Class AA, 3.10%, 07/07/28 50 45,128
Series 2016-2, Class AA, 2.88%, 10/07/28 415 352,798
Series 2018-1, Class AA, 3.50%, 03/01/30 518 447,055
Series 2019-1, Class AA, 4.15%, 08/25/31 594 525,239
Series 2019-2, Class AA, 2.70%, 05/01/32 783 631,626
15,900,174
Auto Components — 0.0%
Metalsa S A P I de CV, 3.75%, 05/04/31
(d)
.. 561 437,860
Automobiles — 0.3%
General Motors Co.
5.40%, 10/15/29 ................. 1,024 977,201
5.60%, 10/15/32 ................. 4,443 4,127,531
5.00%, 04/01/35 ................. 1,293 1,113,403
Hyundai Capital America
(b)
2.38%, 02/10/23 ................. 586 584,679
0.80%, 01/08/24 ................. 397 377,670
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. 3,985 3,381,957
10,562,441
Banks — 2.9%
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 789 745,492
(SOFR 1 Day + 0.96%), 1.73%, 07/22/27 1,168 1,023,304
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28 .................... 662 617,723
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28 .................... 5,017 4,618,596
(SOFR 1 Day + 1.99%), 6.20%, 11/10/28 851 878,633
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29 .................... 1,433 1,322,265
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30 .................... 2,041 1,853,697
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30 .................... 779 651,692
(LIBOR USD 3 Month + 0.99%), 2.50%,
02/13/31 .................... 1,455 1,182,612
(SOFR 1 Day + 1.37%), 1.92%, 10/24/31 4,177 3,190,759
(SOFR 1 Day + 1.32%), 2.69%, 04/22/32 4,478 3,584,120
(SOFR 1 Day + 1.22%), 2.30%, 07/21/32 5,074 3,907,522
(SOFR 1 Day + 1.21%), 2.57%, 10/20/32 7,390 5,787,865
(SOFR 1 Day + 1.33%), 2.97%, 02/04/33 14,262 11,489,734
(SOFR 1 Day + 1.83%), 4.57%, 04/27/33 7,611 6,961,803
(SOFR 1 Day + 2.16%), 5.02%, 07/22/33 2,030 1,927,266
Barclays plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
5.30%, 08/09/26 ............... 1,036 1,028,255
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%),
2.89%, 11/24/32 ............... 920 700,657
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33 ............... 2,040 1,927,110

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(a)
(SOFR 1 Day + 1.28%), 3.07%, 02/24/28 USD 1,475 $ 1,329,755
(SOFR 1 Day + 1.42%), 2.98%, 11/05/30 5,441 4,574,932
(SOFR 1 Day + 1.35%), 3.06%, 01/25/33 1,951 1,574,486
(SOFR 1 Day + 2.34%), 6.27%, 11/17/33 3,061 3,157,856
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 431 348,248
HSBC Holdings plc
(a)
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 .................... 924 850,659
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 .................... 381 333,483
(SOFR 1 Day + 2.87%), 5.40%, 08/11/33 3,877 3,590,192
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 .................... 7,631 7,129,606
(SOFR 1 Day + 1.17%), 2.95%, 02/24/28 4,852 4,389,106
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28 .................... 782 719,609
(SOFR 1 Day + 1.75%), 4.57%, 06/14/30 1,733 1,630,518
(SOFR 1 Day + 1.51%), 2.74%, 10/15/30 1,146 961,054
(3 Month CME Term SOFR + 1.11%),
1.76%, 11/19/31 ............... 1,190 902,102
(SOFR 1 Day + 1.07%), 1.95%, 02/04/32 745 569,868
(SOFR 1 Day + 1.25%), 2.58%, 04/22/32 775 620,806
(SOFR 1 Day + 1.26%), 2.96%, 01/25/33 6,785 5,522,326
(SOFR 1 Day + 1.80%), 4.59%, 04/26/33 2,362 2,186,653
(SOFR 1 Day + 2.08%), 4.91%, 07/25/33 2,669 2,541,226
NBK Tier 1 Ltd., (USD Constant Maturity 6 Year
+ 2.88%), 3.63%
(a)(b)(f)
............. 619 538,840
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.18%), 2.61%, 01/12/28
(a)(b)
....... 377 326,989
Wells Fargo & Co.
(a)
(SOFR 1 Day + 1.26%), 2.57%, 02/11/31 2,137 1,769,577
(SOFR 1 Day + 1.50%), 3.35%, 03/02/33 1,005 846,610
99,813,606
Beverages — 0.1%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 1,076 1,016,220
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 3,351 3,307,747
3.50%, 06/01/30 ................. 506 460,625
4,784,592
Biotechnology — 0.5%
AbbVie, Inc.
4.55%, 03/15/35 ................. 2,820 2,636,923
4.50%, 05/14/35 ................. 2,824 2,615,887
4.75%, 03/15/45 ................. 590 529,847
4.45%, 05/14/46 ................. 368 316,270
4.88%, 11/14/48 ................. 625 569,289
4.25%, 11/21/49 ................. 922 765,154
Amgen, Inc.
4.05%, 08/18/29 ................. 3,000 2,803,572
4.40%, 05/01/45 ................. 1,666 1,395,808
3.00%, 01/15/52 ................. 481 306,992
Biogen, Inc., 2.25%, 05/01/30 ......... 1,936 1,577,242
Gilead Sciences, Inc.
4.80%, 04/01/44 ................. 1,151 1,055,464
4.15%, 03/01/47 ................. 1,872 1,546,122
16,118,570
Building Products — 0.0%
Owens Corning, 3.95%, 08/15/29 ....... 460 418,074
Capital Markets — 3.1%
Blackstone Private Credit Fund
3.25%, 03/15/27 ................. 695 585,163
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.00%, 01/15/29 ................. USD 2,645 $ 2,182,193
Deutsche Bank AG, (SOFR 1 Day + 1.13%),
1.45%, 04/01/25
(a)
............... 364 338,065
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 2,997 2,512,690
Gaci First Investment Co., 5.00%, 10/13/27
(d)
1,650 1,650,231
Goldman Sachs Group, Inc. (The)
(SOFR 1 Day + 0.57%), 0.67%, 03/08/24
(a)
1,262 1,248,403
(SOFR 1 Day + 0.51%), 0.66%, 09/10/24
(a)
7,815 7,518,315
3.50%, 04/01/25 ................. 8,051 7,742,183
(LIBOR USD 3 Month + 1.17%), 5.78%,
05/15/26
(a)
................... 871 864,868
(SOFR 1 Day + 1.11%), 2.64%, 02/24/28
(a)
4,405 3,922,147
(SOFR 1 Day + 1.09%), 1.99%, 01/27/32
(a)
1,256 956,842
(SOFR 1 Day + 1.28%), 2.62%, 04/22/32
(a)
2,648 2,111,756
(SOFR 1 Day + 1.25%), 2.38%, 07/21/32
(a)
5,968 4,630,623
(SOFR 1 Day + 1.26%), 2.65%, 10/21/32
(a)
8,754 6,911,890
(SOFR 1 Day + 1.41%), 3.10%, 02/24/33
(a)
11,094 9,008,112
Moody's Corp.
3.25%, 01/15/28 ................. 764 704,226
4.25%, 02/01/29 ................. 1,156 1,105,861
4.25%, 08/08/32 ................. 1,981 1,851,195
4.88%, 12/17/48 ................. 56 50,548
3.25%, 05/20/50 ................. 825 569,640
3.10%, 11/29/61 ................. 799 502,862
Morgan Stanley
(a)
(SOFR 1 Day + 0.47%), 4.79%, 11/10/23 4,870 4,855,708
(SOFR 1 Day + 0.46%), 0.53%, 01/25/24 13,946 13,852,456
(SOFR 1 Day + 2.24%), 6.30%, 10/18/28 325 335,499
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30 .................... 4,330 4,029,947
(SOFR 1 Day + 1.14%), 2.70%, 01/22/31 6,286 5,194,415
(SOFR 1 Day + 1.02%), 1.93%, 04/28/32 631 476,106
(SOFR 1 Day + 1.18%), 2.24%, 07/21/32 15,609 11,975,131
(SOFR 1 Day + 1.20%), 2.51%, 10/20/32 720 563,444
(SOFR 1 Day + 2.08%), 4.89%, 07/20/33 684 642,633
(SOFR 1 Day + 2.56%), 6.34%, 10/18/33 2,948 3,088,928
Nomura Holdings, Inc., 2.61%, 07/14/31 ... 1,987 1,536,754
S&P Global, Inc., 4.75%, 08/01/28
(b)
..... 2,208 2,182,216
105,701,050
Chemicals — 0.1%
Ecolab, Inc., 2.75%, 08/18/55 ......... 1,186 707,733
Sherwin-Williams Co. (The)
2.95%, 08/15/29 ................. 442 386,920
2.30%, 05/15/30 ................. 842 692,207
Westlake Corp., 3.38%, 08/15/61 ....... 1,049 618,614
2,405,474
Commercial Services & Supplies — 0.1%
RELX Capital, Inc., 3.00%, 05/22/30 ..... 1,366 1,164,033
Republic Services, Inc., 3.95%, 05/15/28 .. 581 551,878
Waste Management, Inc.
1.15%, 03/15/28 ................. 404 337,445
2.95%, 06/01/41 ................. 477 354,012
2,407,368
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 445 338,754
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 1,738 1,654,102
2.75%, 05/24/31 ................. 5,361 4,286,344
5.60%, 06/01/32 ................. 3,466 3,373,968
5.50%, 09/01/44 ................. 1,904 1,714,328
11,367,496

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26
(d)
USD 308 $ 292,465
Consumer Finance — 0.4%
Capital One Financial Corp.
(a)
(SOFR 1 Day + 1.79%), 3.27%, 03/01/30 625 534,356
(SOFR 1 Day + 2.60%), 5.25%, 07/26/30 949 903,777
General Motors Financial Co., Inc.
3.70%, 05/09/23 ................. 491 488,570
1.70%, 08/18/23 ................. 1,257 1,228,164
4.00%, 01/15/25 ................. 2,714 2,633,375
2.40%, 10/15/28 ................. 644 534,009
4.30%, 04/06/29 ................. 1,260 1,128,589
2.35%, 01/08/31 ................. 458 345,339
2.70%, 06/10/31 ................. 2,234 1,711,636
3.10%, 01/12/32 ................. 5,085 3,984,310
13,492,125
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 .. 656 653,894
Diversified Financial Services — 0.1%
ORIX Corp., 4.00%, 04/13/32 ......... 179 158,755
Shell International Finance BV
3.88%, 11/13/28 ................. 3,374 3,249,158
2.75%, 04/06/30 ................. 381 334,291
3,742,204
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
4.30%, 02/15/30 ................. 3,615 3,403,872
4.50%, 05/15/35 ................. 3,837 3,488,021
3.50%, 06/01/41 ................. 1,026 765,123
4.35%, 06/15/45 ................. 397 319,313
5.15%, 02/15/50 ................. 279 252,678
3.80%, 12/01/57 ................. 3,389 2,338,184
3.85%, 06/01/60 ................. 3,604 2,500,316
Verizon Communications, Inc.
1.50%, 09/18/30 ................. 2,768 2,151,937
1.68%, 10/30/30 ................. 4,176 3,255,070
1.75%, 01/20/31 ................. 8,051 6,246,275
2.55%, 03/21/31 ................. 1,508 1,240,117
2.36%, 03/15/32 ................. 3,294 2,611,161
2.65%, 11/20/40 ................. 3,017 2,036,426
2.85%, 09/03/41 ................. 1,684 1,158,931
4.86%, 08/21/46 ................. 394 353,164
2.88%, 11/20/50 ................. 2,611 1,636,991
3.00%, 11/20/60 ................. 1,545 919,928
34,677,507
Electric Utilities — 3.0%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 1,971 1,848,233
Series I, 2.10%, 07/01/30 ........... 1,074 870,692
3.80%, 10/01/47 ................. 505 366,927
Series H, 3.45%, 01/15/50 .......... 1,619 1,143,749
3.45%, 05/15/51 ................. 1,005 708,680
5.25%, 05/15/52 ................. 508 485,787
AEP Transmission Co. LLC
3.15%, 09/15/49 ................. 1,081 747,914
Series M, 3.65%, 04/01/50 .......... 1,092 832,868
Alabama Power Co.
Series A, 4.30%, 07/15/48 .......... 1,264 1,051,009
3.45%, 10/01/49 ................. 522 376,033
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 2,146 1,761,140
Atlantic City Electric Co., 2.30%, 03/15/31 .. 412 335,362
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 1,060 786,085
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.75%, 08/15/47 ................. USD 981 $ 756,523
4.25%, 09/15/48 ................. 831 696,528
3.20%, 09/15/49 ................. 1,036 728,777
2.90%, 06/15/50 ................. 540 356,844
4.55%, 06/01/52 ................. 506 446,886
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 1,317 1,092,060
Series ai., 4.45%, 10/01/32 .......... 2,977 2,869,921
3.95%, 03/01/48 ................. 1,262 1,033,022
Series AD, 2.90%, 07/01/50 ......... 620 416,859
Series AJ, 4.85%, 10/01/52 ......... 368 351,139
Commonwealth Edison Co.
3.65%, 06/15/46 ................. 929 705,602
Series 127, 3.20%, 11/15/49 ......... 529 376,109
3.00%, 03/01/50 ................. 695 476,886
Series 130, 3.13%, 03/15/51 ......... 479 330,507
Series 131, 2.75%, 09/01/51 ......... 537 343,643
DTE Electric Co.
Series A, 4.05%, 05/15/48 .......... 1,937 1,609,720
3.95%, 03/01/49 ................. 1,281 1,049,701
Series B, 3.25%, 04/01/51 .......... 498 356,288
Series B, 3.65%, 03/01/52 .......... 526 406,428
Duke Energy Carolinas LLC
3.88%, 03/15/46 ................. 942 740,746
3.95%, 03/15/48 ................. 1,391 1,112,807
Duke Energy Corp.
5.00%, 12/08/25 ................. 1,055 1,052,714
4.30%, 03/15/28 ................. 1,092 1,050,748
Duke Energy Florida LLC, 2.50%, 12/01/29 . 11,238 9,604,171
Duke Energy Progress LLC, 3.45%, 03/15/29 3,888 3,578,964
Edison International
4.95%, 04/15/25 ................. 88 86,539
4.13%, 03/15/28 ................. 640 593,722
6.95%, 11/15/29 ................. 2,517 2,628,456
Entergy Louisiana LLC
4.20%, 09/01/48 ................. 1,581 1,293,627
4.75%, 09/15/52 ................. 705 632,584
Entergy Mississippi LLC, 3.85%, 06/01/49 .. 499 380,854
Exelon Corp.
5.10%, 06/15/45 ................. 312 290,123
4.70%, 04/15/50 ................. 2,163 1,884,119
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(c)
......... 1,839 1,710,727
Series B, 2.25%, 09/01/30 .......... 1,970 1,563,589
Series C, 3.40%, 03/01/50 .......... 411 271,178
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 2,780 2,708,936
4.55%, 04/01/49 ................. 2,252 1,822,202
Florida Power & Light Co.
3.70%, 12/01/47 ................. 806 646,174
3.99%, 03/01/49 ................. 2,391 2,004,563
3.15%, 10/01/49 ................. 2,531 1,823,025
2.88%, 12/04/51 ................. 508 340,687
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 3,613 3,378,024
3.15%, 04/15/50 ................. 1,849 1,308,609
2.70%, 08/01/52 ................. 1,108 709,403
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 107 100,689
Northern States Power Co.
4.00%, 08/15/45 ................. 669 544,742
3.20%, 04/01/52 ................. 1,661 1,180,918
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 4,255 3,525,501
4.45%, 06/15/29 ................. 26 22,993

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NSTAR Electric Co.
3.25%, 05/15/29 ................. USD 540 $ 491,429
3.95%, 04/01/30 ................. 425 399,519
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 651 503,737
Series G, 6.60%, 02/15/33 .......... 441 464,308
4.00%, 06/01/49 ................. 983 775,210
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ................. 922 869,507
4.55%, 09/15/32
(b)
................ 2,230 2,183,209
4.10%, 11/15/48 ................. 894 755,396
3.10%, 09/15/49 ................. 1,574 1,114,050
4.60%, 06/01/52
(b)
................ 558 510,063
Pacific Gas & Electric Co., 5.90%, 06/15/32 . 2,060 2,010,127
PECO Energy Co.
3.05%, 03/15/51 ................. 1,450 990,508
4.38%, 08/15/52 ................. 497 437,163
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 2,089 1,965,960
3.10%, 03/15/32 ................. 564 493,007
4.90%, 12/15/32 ................. 1,005 1,006,799
3.15%, 01/01/50 ................. 590 412,563
Southern California Edison Co.
Series A, 4.20%, 03/01/29 .......... 560 532,607
2.25%, 06/01/30 ................. 2,987 2,459,961
5.95%, 11/01/32 ................. 3,591 3,794,247
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................ 1,717 1,184,192
Tampa Electric Co., 4.45%, 06/15/49 ..... 394 325,073
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 3,808 3,675,740
Virginia Electric & Power Co.
4.00%, 01/15/43 ................. 354 286,245
Series D, 4.65%, 08/15/43 .......... 897 787,513
Wisconsin Power & Light Co., 3.95%, 09/01/32 644 589,384
103,327,573
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... 486 381,990
Walt Disney Co. (The)
4.75%, 11/15/46 ................. 747 678,690
2.75%, 09/01/49 ................. 590 390,223
1,450,903
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32 ................. 704 539,061
2.95%, 03/15/34 ................. 2,372 1,922,521
American Tower Corp.
3.80%, 08/15/29 ................. 3,271 2,967,364
2.10%, 06/15/30 ................. 3,182 2,518,700
1.88%, 10/15/30 ................. 546 421,345
Crown Castle, Inc.
3.80%, 02/15/28 ................. 357 331,784
4.30%, 02/15/29 ................. 2,185 2,063,382
3.10%, 11/15/29 ................. 1,908 1,663,101
3.30%, 07/01/30 ................. 2,366 2,069,761
2.25%, 01/15/31 ................. 2,738 2,196,511
2.10%, 04/01/31 ................. 903 711,693
2.50%, 07/15/31 ................. 1,176 947,687
Digital Dutch Finco BV
(d)
1.50%, 03/15/30 ................. EUR 1,950 1,629,566
1.00%, 01/15/32 ................. 1,070 800,326
Equinix, Inc.
3.20%, 11/18/29 ................. USD 1,816 1,580,685
2.15%, 07/15/30 ................. 4,915 3,910,075
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
2.50%, 05/15/31 ................. USD 3,518 $ 2,826,683
3.90%, 04/15/32 ................. 5,083 4,515,957
GLP Capital LP
5.75%, 06/01/28 ................. 1,430 1,402,158
4.00%, 01/15/30 ................. 3,725 3,262,407
4.00%, 01/15/31 ................. 2,571 2,205,404
3.25%, 01/15/32 ................. 3,389 2,709,115
Kimco Realty Corp., 4.60%, 02/01/33 ..... 700 640,161
National Retail Properties, Inc.
4.30%, 10/15/28 ................. 419 388,724
2.50%, 04/15/30 ................. 1,035 838,933
3.50%, 04/15/51 ................. 519 347,071
Prologis LP
2.25%, 04/15/30 ................. 434 361,572
1.75%, 02/01/31 ................. 2,748 2,163,209
1.63%, 03/15/31 ................. 761 588,141
Realty Income Corp., 3.25%, 01/15/31 .... 928 804,730
Service Properties Trust, 4.35%, 10/01/24 .. 990 899,981
VICI Properties LP
5.75%, 02/01/27
(b)
................ 858 836,345
4.75%, 02/15/28 ................. 2,719 2,579,427
3.88%, 02/15/29
(b)
................ 2,009 1,760,756
4.63%, 12/01/29
(b)
................ 883 803,530
4.95%, 02/15/30 ................. 1,936 1,842,912
4.13%, 08/15/30
(b)
................ 733 641,496
WP Carey, Inc.
2.40%, 02/01/31 ................. 446 355,359
2.45%, 02/01/32 ................. 452 353,197
59,400,830
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 211 208,468
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 .... 671 548,747
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 922 726,885
ONE Gas, Inc., 2.00%, 05/15/30 ........ 893 726,082
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 ................. 29 23,653
4.10%, 09/18/34 ................. 587 501,703
Promigas SA ESP
3.75%, 10/16/29
(d)
................ 468 380,835
3.75%, 10/16/29
(b)
................ 479 389,786
3,297,691
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 3.95%, 04/01/30 . 827 752,932
GE HealthCare Technologies, Inc., 5.60%,
11/15/25
(b)
.................... 2,323 2,337,313
3,090,245
Health Care Providers & Services — 0.9%
Aetna, Inc., 4.75%, 03/15/44 .......... 394 346,950
Centene Corp., 3.00%, 10/15/30 ........ 3,317 2,719,108
Cigna Corp., 2.38%, 03/15/31 ......... 874 715,267
CVS Health Corp.
3.75%, 04/01/30 ................. 4,005 3,631,185
1.75%, 08/21/30 ................. 827 651,751
5.13%, 07/20/45 ................. 1,693 1,543,008
4.25%, 04/01/50 ................. 1,218 969,424
Elevance Health, Inc.
3.60%, 03/15/51 ................. 1,469 1,098,065
6.10%, 10/15/52 ................. 280 298,500
HCA, Inc.
5.25%, 06/15/26 ................. 329 325,029
5.38%, 09/01/26 ................. 3,357 3,319,660

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.50%, 02/15/27 ................. USD 751 $ 723,797
3.13%, 03/15/27
(b)
................ 1,685 1,531,966
3.50%, 09/01/30 ................. 5,206 4,490,051
2.38%, 07/15/31 ................. 2,568 1,999,004
3.63%, 03/15/32
(b)
................ 1,638 1,385,999
UnitedHealth Group, Inc.
4.63%, 11/15/41 ................. 371 341,909
4.25%, 03/15/43 ................. 414 367,111
4.20%, 01/15/47 ................. 953 814,899
3.25%, 05/15/51 ................. 2,194 1,569,889
3.88%, 08/15/59 ................. 1,111 869,138
29,711,710
Household Products — 0.0%
Clorox Co. (The), 1.80%, 05/15/30 ...... 460 366,238
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 5.25%, 03/25/24
(d)
...... 212 210,118
Insurance — 0.2%
American International Group, Inc., 4.75%,
04/01/48 ..................... 806 718,730
Aon Corp.
4.50%, 12/15/28 ................. 1,804 1,739,988
3.75%, 05/02/29 ................. 938 865,252
Hartford Financial Services Group, Inc. (The),
2.80%, 08/19/29 ................ 509 435,745
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30 1,547 1,266,486
5,026,201
Interactive Media & Services — 0.1%
Meta Platforms, Inc., 4.45%, 08/15/52 .... 3,861 3,068,146
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.
4.70%, 12/01/32 ................. 11,943 11,821,494
4.25%, 08/22/57 ................. 602 517,068
eBay, Inc., 6.30%, 11/22/32 ........... 1,951 2,027,158
14,365,720
IT Services — 0.6%
Broadridge Financial Solutions, Inc., 3.40%,
06/27/26 ..................... 719 673,006
DXC Technology Co., 2.38%, 09/15/28 .... 541 455,340
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................ EUR 2,131 1,896,403
Global Payments, Inc.
1.20%, 03/01/26 ................. USD 3,689 3,215,544
4.80%, 04/01/26 ................. 814 792,010
2.15%, 01/15/27 ................. 2,889 2,520,223
4.95%, 08/15/27 ................. 3,006 2,915,828
4.45%, 06/01/28 ................. 360 334,961
3.20%, 08/15/29 ................. 5,927 5,038,254
5.30%, 08/15/29 ................. 898 868,160
2.90%, 05/15/30 ................. 1,290 1,056,984
5.95%, 08/15/52 ................. 509 460,218
20,226,931
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.10%, 06/04/30 . 975 788,908
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 777 629,269
4.95%, 11/21/32 ................. 1,646 1,669,208
3,087,385
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 2,985 2,942,143
Otis Worldwide Corp., 2.57%, 02/15/30 ... 421 353,724
3,295,867
Security
Par (000)
Par (000) Value
Media — 1.0%
Charter Communications Operating LLC
5.38%, 05/01/47 ................. USD 3,700 $ 2,902,437
4.80%, 03/01/50 ................. 3,359 2,438,463
3.90%, 06/01/52 ................. 4,022 2,525,118
6.83%, 10/23/55 ................. 1,104 1,018,481
3.85%, 04/01/61 ................. 1,100 636,196
4.40%, 12/01/61 ................. 805 514,937
3.95%, 06/30/62 ................. 2,086 1,230,532
Comcast Corp.
2.65%, 02/01/30 ................. 4,109 3,554,773
3.40%, 04/01/30 ................. 808 736,768
4.25%, 10/15/30 ................. 374 357,788
1.95%, 01/15/31 ................. 5,219 4,218,428
1.50%, 02/15/31 ................. 2,652 2,064,849
4.25%, 01/15/33 ................. 1,565 1,475,102
7.05%, 03/15/33 ................. 893 1,028,466
4.20%, 08/15/34 ................. 364 336,047
3.75%, 04/01/40 ................. 1,176 969,876
2.80%, 01/15/51 ................. 1,148 724,508
2.94%, 11/01/56 ................. 626 387,134
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 1,304 1,254,924
2.95%, 10/01/50 ................. 582 348,939
3.60%, 06/15/51 ................. 1,198 821,288
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 1,685 1,627,538
Grupo Televisa SAB, 6.63%, 01/15/40 .... USD 148 152,144
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ..................... 806 760,379
Omnicom Group, Inc., 2.45%, 04/30/30 ... 409 338,743
Paramount Global
4.38%, 03/15/43 ................. 1,138 783,633
4.90%, 08/15/44 ................. 639 466,692
Time Warner Cable LLC
6.55%, 05/01/37 ................. 674 641,689
5.88%, 11/15/40 ................. 994 866,000
35,181,872
Metals & Mining — 0.6%
Anglo American Capital plc
(b)
4.75%, 04/10/27 ................. 994 954,737
4.50%, 03/15/28 ................. 2,748 2,608,024
2.25%, 03/17/28 ................. 910 769,234
3.88%, 03/16/29 ................. 2,377 2,137,814
5.63%, 04/01/30 ................. 2,701 2,674,584
2.63%, 09/10/30 ................. 2,297 1,867,461
2.88%, 03/17/31 ................. 1,201 983,169
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,162 1,008,253
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 380 364,367
Fresnillo plc, 4.25%, 10/02/50
(d)
........ 834 655,107
Glencore Funding LLC
(b)
4.88%, 03/12/29 ................. 429 411,161
2.50%, 09/01/30 ................. 1,474 1,196,431
GUSAP III LP, 4.25%, 01/21/30
(d)
....... 259 239,300
Industrias Penoles SAB de CV, 5.65%,
09/12/49
(d)
.................... 459 429,251
Newmont Corp.
2.80%, 10/01/29 ................. 781 663,956
2.25%, 10/01/30 ................. 1,029 827,048
Nucor Corp., 3.95%, 05/01/28 ......... 2,035 1,922,408
19,712,305

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.2%
Ameren Illinois Co., 3.25%, 03/15/50 ..... USD 811 $ 580,444
Consolidated Edison Co. of New York, Inc.,
6.15%, 11/15/52 ................ 3,439 3,681,585
Consumers Energy Co.
3.75%, 02/15/50 ................. 1,096 854,065
3.10%, 08/15/50 ................. 513 356,082
5,472,176
Oil, Gas & Consumable Fuels — 3.2%
Boardwalk Pipelines LP, 3.60%, 09/01/32 .. 617 510,565
Cameron LNG LLC
(b)
2.90%, 07/15/31 ................. 2,009 1,694,688
3.30%, 01/15/35 ................. 4,157 3,346,871
3.40%, 01/15/38 ................. 1,710 1,388,309
Cenovus Energy, Inc., 5.25%, 06/15/37 ... 385 350,721
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 2,503 2,518,203
5.13%, 06/30/27 ................. 6,374 6,297,054
2.74%, 12/31/39 ................. 2,987 2,309,740
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 3,150 2,832,548
3.25%, 01/31/32 ................. 3,249 2,582,002
Devon Energy Corp.
8.25%, 08/01/23 ................. 300 304,085
5.25%, 10/15/27 ................. 526 520,493
5.88%, 06/15/28 ................. 84 84,956
4.50%, 01/15/30 ................. 1,227 1,142,329
5.60%, 07/15/41 ................. 405 377,837
4.75%, 05/15/42 ................. 1,652 1,398,396
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 4,846 4,507,251
3.50%, 12/01/29 ................. 11,483 10,074,282
3.13%, 03/24/31 ................. 2,831 2,344,241
4.40%, 03/24/51 ................. 1,243 946,895
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(b)
923 706,556
Energy Transfer LP
3.90%, 05/15/24
(c)
................ 2,504 2,438,699
6.10%, 02/15/42 ................. 541 496,057
5.15%, 02/01/43 ................. 815 673,634
5.35%, 05/15/45 ................. 1,592 1,350,075
5.30%, 04/15/47 ................. 1,780 1,480,940
5.00%, 05/15/50 ................. 2,007 1,603,454
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 1,885 1,784,912
3.13%, 07/31/29 ................. 693 610,150
2.80%, 01/31/30 ................. 1,000 849,524
4.85%, 08/15/42 ................. 610 538,839
3.20%, 02/15/52 ................. 492 322,381
3.30%, 02/15/53 ................. 476 316,627
EQT Corp.
3.90%, 10/01/27 ................. 747 689,605
5.70%, 04/01/28 ................. 1,164 1,157,745
Hess Corp., 7.13%, 03/15/33 .......... 660 710,856
Kinder Morgan Energy Partners LP
6.50%, 02/01/37 ................. 706 711,344
4.70%, 11/01/42 ................. 555 458,489
5.00%, 03/01/43 ................. 940 802,895
5.50%, 03/01/44 ................. 1,278 1,155,640
5.40%, 09/01/44 ................. 1,173 1,053,944
Marathon Petroleum Corp., 5.00%, 09/15/54 529 441,440
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 2,110 2,003,978
3.25%, 07/15/31 ................. 4,497 3,657,873
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 2,916 2,756,422
Oleoducto Central SA, 4.00%, 07/14/27
(d)
.. 200 175,600
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 1.90%,
08/15/30 ..................... USD 468 $ 366,500
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 5,058 5,059,221
5.63%, 03/01/25 ................. 10,089 10,103,250
5.88%, 06/30/26 ................. 4,542 4,595,785
Targa Resources Partners LP
6.50%, 07/15/27 ................. 1,926 1,938,211
4.00%, 01/15/32 ................. 500 420,695
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 2,271 2,064,333
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 2,847 3,038,504
4.00%, 03/15/28 ................. 3,205 3,007,101
3.25%, 05/15/30 ................. 3,192 2,769,997
4.60%, 03/15/48 ................. 1,184 984,043
3.95%, 05/15/50 ................. 412 313,282
Williams Cos., Inc. (The)
5.10%, 09/15/45 ................. 616 538,615
3.50%, 10/15/51 ................. 1,041 708,455
110,387,137
Paper & Forest Products — 0.0%
Suzano Austria GmbH
5.00%, 01/15/30 ................. 619 579,075
3.75%, 01/15/31 ................. 295 246,288
Series DM3N, 3.13%, 01/15/32 ....... 568 442,330
1,267,693
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 4.25%, 10/26/49 . 2,570 2,208,504
Pfizer, Inc., 1.75%, 08/18/31 .......... 1,692 1,358,255
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ................. 2,944 2,918,887
2.05%, 03/31/30 ................. 3,608 2,945,027
Wyeth LLC, 6.50%, 02/01/34 .......... 515 577,270
10,007,943
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 ................. 647 579,054
3.30%, 09/15/51 ................. 1,423 1,035,683
2.88%, 06/15/52 ................. 1,371 914,007
CSX Corp.
4.30%, 03/01/48 ................. 1,254 1,064,437
3.80%, 04/15/50 ................. 406 314,851
4.25%, 11/01/66 ................. 408 319,936
4.65%, 03/01/68 ................. 372 313,423
Norfolk Southern Corp.
2.30%, 05/15/31 ................. 735 603,990
3.00%, 03/15/32 ................. 1,765 1,506,900
4.45%, 06/15/45 ................. 461 397,966
3.05%, 05/15/50 ................. 1,683 1,127,244
3.70%, 03/15/53 ................. 501 376,148
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 1,090 1,042,869
1.20%, 11/15/25 ................. 376 330,837
1.70%, 06/15/26 ................. 2,411 2,109,112
4.20%, 04/01/27 ................. 1,323 1,241,314
5.88%, 11/15/27 ................. 2,694 2,712,906
Union Pacific Corp.
3.84%, 03/20/60 ................. 915 706,820
2.97%, 09/16/62 ................. 1,892 1,215,305
3.80%, 04/06/71 ................. 482 354,989
3.85%, 02/14/72 ................. 685 503,642

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... USD 1,218 $ 1,156,248
19,927,681
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc., 2.75%, 06/01/50 ... 542 369,183
Broadcom, Inc.
2.45%, 02/15/31
(b)
................ 422 332,375
4.30%, 11/15/32 ................. 1,770 1,559,973
3.42%, 04/15/33
(b)
................ 10,082 8,082,817
3.47%, 04/15/34
(b)
................ 2,290 1,826,808
3.19%, 11/15/36
(b)
................ 3,280 2,355,984
Intel Corp., 3.73%, 12/08/47 .......... 1,687 1,264,278
KLA Corp.
4.10%, 03/15/29 ................. 749 722,671
3.30%, 03/01/50 ................. 2,605 1,886,395
4.95%, 07/15/52 ................. 745 691,922
5.25%, 07/15/62 ................. 2,170 2,083,795
Lam Research Corp.
4.88%, 03/15/49 ................. 689 652,306
2.88%, 06/15/50 ................. 1,105 738,373
Micron Technology, Inc., 2.70%, 04/15/32 .. 827 618,369
NVIDIA Corp., 3.50%, 04/01/50 ........ 695 524,557
NXP BV
4.30%, 06/18/29 ................. 4,734 4,386,347
3.40%, 05/01/30 ................. 3,976 3,417,621
2.50%, 05/11/31 ................. 5,016 3,949,473
2.65%, 02/15/32 ................. 2,464 1,916,992
5.00%, 01/15/33 ................. 1,784 1,674,025
QUALCOMM, Inc.
5.40%, 05/20/33 ................. 2,108 2,194,680
4.30%, 05/20/47 ................. 1,593 1,369,768
4.50%, 05/20/52 ................. 1,133 992,242
TSMC Global Ltd., 4.63%, 07/22/32
(b)
..... 320 315,098
43,926,052
Software — 0.9%
Autodesk, Inc., 2.40%, 12/15/31 ........ 1,096 875,511
Microsoft Corp.
4.25%, 02/06/47 ................. 619 580,359
2.53%, 06/01/50 ................. 1,734 1,141,057
Oracle Corp.
3.80%, 11/15/37 ................. 5,455 4,319,220
6.13%, 07/08/39 ................. 387 384,937
3.60%, 04/01/40 ................. 4,003 2,936,644
5.38%, 07/15/40 ................. 1,030 945,173
4.50%, 07/08/44 ................. 962 773,500
4.13%, 05/15/45 ................. 3,335 2,515,162
4.00%, 07/15/46 ................. 4,830 3,519,806
3.60%, 04/01/50 ................. 2,432 1,637,385
3.95%, 03/25/51 ................. 1,447 1,030,900
Roper Technologies, Inc.
4.20%, 09/15/28 ................. 350 338,046
2.95%, 09/15/29 ................. 691 600,949
Salesforce, Inc., 3.05%, 07/15/61 ....... 913 579,732
ServiceNow, Inc., 1.40%, 09/01/30 ...... 3,630 2,777,010
VMware, Inc., 2.20%, 08/15/31 ........ 4,347 3,298,781
Workday, Inc., 3.80%, 04/01/32 ........ 615 542,883
28,797,055
Specialty Retail — 0.2%
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 635 542,131
Lowe's Cos., Inc.
3.65%, 04/05/29 ................. 1,845 1,704,653
4.50%, 04/15/30 ................. 5,277 5,057,216
7,304,000
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.38%, 02/08/41 ................. USD 468 $ 330,736
2.65%, 05/11/50 ................. 963 637,125
2.40%, 08/20/50 ................. 878 546,095
2.55%, 08/20/60 ................. 886 536,121
2.80%, 02/08/61 ................. 785 496,635
2.85%, 08/05/61 ................. 404 259,784
4.10%, 08/08/62 ................. 891 740,610
Dell International LLC
6.02%, 06/15/26 ................. 2,284 2,330,036
4.90%, 10/01/26 ................. 1,532 1,507,946
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(c)
.................... 444 442,835
HP, Inc.
2.65%, 06/17/31 ................. 535 416,809
5.50%, 01/15/33 ................. 1,005 944,145
Seagate HDD Cayman, 4.09%, 06/01/29 .. 252 208,919
Western Digital Corp., 2.85%, 02/01/29 ... 686 530,737
9,928,533
Tobacco — 0.3%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 2,880 2,553,174
3.40%, 02/04/41 ................. USD 1,968 1,305,270
3.88%, 09/16/46 ................. 994 664,634
BAT Capital Corp., 5.65%, 03/16/52 ..... 458 377,534
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 2,724 2,743,894
1.45%, 08/01/39 ................. EUR 2,600 1,591,812
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 1,002 853,501
10,089,819
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc.
(b)
3.80%, 03/15/32 ................. 7,084 6,113,163
4.55%, 03/15/52 ................. 438 339,575
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 389 329,300
3.88%, 04/15/30 ................. 8,906 8,067,186
2.88%, 02/15/31 ................. 3,113 2,572,360
17,421,584
Total Corporate Bonds — 27.2%
(Cost: $1,011,453,055) ........................... 924,980,381
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(d)
..................... 308 288,423
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. 615 584,558
6.88%, 04/29/30 ................. 1,358 1,228,990
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 276 218,609
2,032,157
Mexico — 0.1%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(d)
..................... 308 304,400
Petroleos Mexicanos
4.88%, 01/18/24 ................. 308 301,532
Series 13-2, 7.19%, 09/12/24 ........ MXN 72 338,925
6.88%, 10/16/25 ................. USD 371 360,867
6.88%, 08/04/26 ................. 185 175,842
8.75%, 06/02/29 ................. 1,078 1,008,806

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mexico (continued)
6.70%, 02/16/32 ................. USD 507 $ 397,361
5.50%, 06/27/44 ................. 167 96,860
6.75%, 09/21/47 ................. 228 145,209
3,129,802
Total Foreign Agency Obligations — 0.2%
(Cost: $5,880,651) .............................. 5,450,382
Foreign Government Obligations
Colombia — 0.0%
Republic of Colombia
4.50%, 03/15/29 ................. 481 414,652
7.00%, 03/26/31 ................. COP 1,290,500 188,011
8.00%, 04/20/33 ................. USD 647 645,706
7.25%, 10/18/34 ................. COP 2,248,000 303,938
4.13%, 02/22/42 ................. USD 200 124,800
4.13%, 05/15/51 ................. 284 170,276
1,847,383
Hungary — 0.0%
Hungary Government Bond, 5.00%
,
02/22/27
(d)
EUR 710 752,620
Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30 ................. USD 298 265,741
3.05%, 03/12/51 ................. 2,624 1,896,129
2,161,870
Mexico — 0.4%
United Mexican States
5.75%, 03/05/26 ................. MXN 241 1,117,716
7.50%, 06/03/27 ................. 238 1,150,178
2.66%, 05/24/31 ................. USD 4,749 3,837,192
8.50%, 11/18/38 ................. MXN 339 1,648,059
4.50%, 01/31/50 ................. USD 5,805 4,416,517
12,169,662
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,275 1,203,122
4.50%, 04/01/56 ................. 2,439 1,788,549
2,991,671
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 536 513,656
3.55%, 03/10/51 ................. 2,119 1,505,549
2,019,205
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 3,147 2,927,056
3.20%, 07/06/46 ................. 2,747 1,991,877
4,918,933
Romania — 0.0%
Romania Government Bond
(d)
2.13%, 03/07/28 ................. EUR 367 326,389
2.88%, 05/26/28 ................. 211 194,922
521,311
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g)(h)
... RUB 102,831 376,466
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(d)
USD 551 392,002
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. USD 1,813 $ 1,827,814
5.10%, 06/18/50 ................. 1,369 1,349,460
3,177,274
Total Foreign Government Obligations — 0.9%
(Cost: $38,960,614) .............................. 31,328,397
Municipal Bonds
California — 0.4%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 1,925 2,365,517
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 980 1,143,152
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 2,505 2,799,211
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 4,110 3,854,163
Series 2009, GO, 7.55%, 04/01/39 ..... 1,300 1,642,317
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 425 360,785
12,165,145
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 674 722,246
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 4,725 4,518,492
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 230 208,805
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 665 822,420
New York — 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 .... 270 284,851
Series 2010, RB, 6.81%, 11/15/40 ..... 730 789,149
New York City Municipal Water Finance
Authority , Series 2011CC, RB,
5.88%, 06/15/44 ................. 440 482,412
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 320 323,109
Port Authority of New York & New Jersey ,
Series 2014-181, RB, 4.96%, 08/01/46 .. 1,665 1,611,899
3,491,420
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 765 981,562
Texas — 0.1%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 1,095 1,151,351
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 1,235 1,302,920
2,454,271
Total Municipal Bonds — 0.7%
(Cost: $29,254,123) .............................. 25,364,361

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.9%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 USD 593 $ 530,932
Series 2020-3, Class M1, 3.81%, 04/25/65 880 720,453
Series 2020-4, Class A3, 2.81%, 06/25/65 235 211,984
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
...... 51 50,928
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(b)(c)
... 2,327 2,229,334
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 4.93%, 02/25/35
(a)
.......... 162 143,132
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 1,283 1,115,004
Series 2020-3, Class A3, 2.38%, 04/27/65 144 134,442
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, (LIBOR USD
1 Month + 0.00%), 3.39%, 04/25/65
(a)(b)
.. 1,020 813,228
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
.... 2,000 1,917,007
GCAT Trust, Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(b)(c)
............... 2,387 2,332,003
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A2, 2.63%, 05/25/65 1,733 1,670,183
Series 2020-2, Class A3, 3.20%, 05/25/65 1,237 1,101,488
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... 2,329 2,261,240
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 .................... 19,296 15,488,479
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 .................... 10,684 9,133,539
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 .................... 4,034 2,702,820
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 .................... 2,237 1,708,753
MFA Trust
(b)
Series 2020-NQM1, Class A3, 2.30%,
08/25/49
(a)
................... 384 353,320
Series 2022-NQM3, Class A1, 5.57%,
09/25/67
(c)
................... 2,000 1,962,057
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 5.03%,
06/25/44
(a)(b)
.................... 121 107,545
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 4.46%, 04/16/36
(a)(b)
........ 1,925 1,794,761
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 5.17%,
11/25/34
(a)
..................... 241 224,920
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 203 191,849
OBX Trust, Series 2022-NQM7, Class A1,
5.11%, 08/25/62
(b)(c)
............... 1,568 1,538,364
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 344 332,690
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 .................... 292 241,718
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 .................... 325 303,906
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 .................... 2,399 2,352,337
Residential Mortgage Loan Trust
(a)(b)
Series 2020-2, Class A2, 2.51%, 05/25/60 1,500 1,425,835
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-2, Class M1, 3.57%, 05/25/60 USD 1,680 $ 1,398,236
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(c)
........ 497 488,365
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................ 87 85,761
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
................... 3,000 2,607,315
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
540 489,208
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 516,294
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,350,800
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
................... 902 828,740
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
................... 1,000 903,062
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
.................... 2,000 1,719,895
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a)(b)
........ 569 474,033
65,955,960
Commercial Mortgage-Backed Securities — 4.7%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 100 87,648
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 950,367
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month
+ 1.54%), 5.77%, 09/15/34
(a)(b)
........ 640 586,987
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 7.42%,
04/15/34
(a)(b)(e)
................... 587 458,917
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 603,048
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 331,312
Series 2021-MF3, Class A5, 2.57%,
10/15/54 .................... 297 240,617
AREIT LLC, Series 2022-CRE7, Class A, (1
Month CME Term SOFR + 2.24%), 6.57%,
06/17/39
(a)(b)
.................... 918 902,740
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
6.42%, 04/15/35
(a)(b)
............... 174 160,002
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
6.52%, 12/15/36
(a)(b)
............... 4,050 3,693,395
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 5.32%, 11/15/33 ... 1,480 1,394,078
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 5.82%, 11/15/32 ... 1,450 1,292,052
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 6.32%, 11/15/32 ... 1,490 1,264,351
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 5.67%, 09/15/34 ... 1,000 957,161
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 6.02%, 09/15/34 ... 830 784,254
BANK
Series 2019-BN21, Class A5, 2.85%,
10/17/52 .................... 251 216,906
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... 1,280 1,029,813
Series 2021-BN37, Class A5, 2.62%,
11/15/64
(a)
................... 325 267,564

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 4.87%, 11/25/35 ... USD 215 $ 195,564
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 4.84%, 01/25/36 ... 1,521 1,384,677
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 4.73%, 12/25/36 ... 322 297,831
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 2,000 1,768,534
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 5.04%, 03/15/37
(a)(b)
. 232 214,303
Series 2022-C17, Class A5, 4.44%,
09/15/55 .................... 156 148,198
Series 2022-C18, Class A5, 5.71%,
12/15/55
(a)
................... 470 491,758
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 789 740,369
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 260 227,772
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (LIBOR USD 1 Month + 0.75%),
5.07%, 04/15/36
(a)(b)
............... 309 296,012
Benchmark Mortgage Trust
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,039,647
Series 2020-B16, Class A5, 2.73%, 02/15/53 224 192,492
Series 2021-B29, Class A5, 2.39%, 09/15/54 576 465,689
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1 Month CME Term
SOFR + 1.77%), 6.11%, 05/15/39
(a)(b)
... 472 462,430
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 419 399,226
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,506,726
Series 2013-1515, Class E, 3.72%, 03/10/33 100 86,383
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (1 Month CME
Term SOFR + 1.03%), 5.37%, 10/15/36
(a)
413 408,115
Series 2019-XL, Class D, (1 Month CME
Term SOFR + 1.56%), 5.90%, 10/15/36
(a)
3,604 3,489,430
Series 2020-VIV2, Class C, 3.54%,
03/09/44
(a)
................... 1,450 1,133,282
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
................... 1,157 931,133
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,049 2,464,275
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 5.24%, 12/15/38
(a)
.. 104 100,349
Series 2021-SOAR, Class D, (LIBOR USD 1
Month + 1.40%), 5.72%, 06/15/38
(a)
.. 2,114 1,992,006
Series 2021-VINO, Class D, (LIBOR USD 1
Month + 1.35%), 5.67%, 05/15/38
(a)
.. 3,600 3,378,708
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
................... 2,214 1,766,626
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 8.22%, 06/15/27
(a)
322 318,370
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 71 59,397
Series 2019-OC11, Class D, 3.94%,
12/09/41
(a)
................... 1,832 1,459,949
Series 2021-ARIA, Class D, (LIBOR USD 1
Month + 1.90%), 6.21%, 10/15/36
(a)
.. 1,604 1,483,325
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 5.12%, 02/15/36
(a)
.. 1,126 1,070,249
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 5.12%, 02/15/36
(a)
.. 243 230,968
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 4.91%, 09/15/34
(a)
.. USD 174 $ 166,635
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 7.22%, 06/15/36
(a)
.. 2,110 1,941,740
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 6.50%, 10/15/39
(a)
3,610 3,587,393
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 8.40%, 10/15/39
(a)
360 355,517
Series 2022-LBA6, Class A, (1 Month CME
Term SOFR + 1.00%), 5.34%, 01/15/39
(a)
331 319,802
Series 2022-LBA6, Class D, (1 Month CME
Term SOFR + 2.00%), 6.34%, 01/15/39
(a)
530 490,159
Series 2022-VAMF, Class A, (1 Month CME
Term SOFR + 0.85%), 5.19%, 01/15/39
(a)
300 286,468
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 210 164,463
Series 2017-GM, Class D, 3.42%,
06/13/39
(e)
................... 140 117,110
Series 2021-601L, Class D, 2.78%,
01/15/44
(e)
................... 758 475,645
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 6.07%, 12/15/37
(a)(b)
......... 815 785,855
Cassia SRL, Series 2022-1A, Class A,
(EURIBOR 3 Month + 2.50%), 2.89%,
05/22/34
(a)(b)
.................... EUR 1,468 1,465,829
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 .................... USD 280 260,376
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
................... 446 388,515
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 104,678
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 586,975
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 410 406,282
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 840 808,832
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 5.82%, 06/15/34
(a)(b)
......... 1,311 1,247,288
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%,
05/10/35
(a)(b)
.................. 245 225,621
Series 2014-GC19, Class C, 5.09%,
03/11/47
(a)
................... 120 115,889
Series 2015-GC27, Class B, 3.77%,
02/10/48 .................... 240 218,638
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
......................... 110 90,832
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 267,635
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 437,293
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
................... 1,800 1,780,800
Cold Storage Trust, Series 2020-ICE5, Class
A, (LIBOR USD 1 Month + 0.90%), 5.22%,
11/15/37
(a)(b)
.................... 1,014 986,426
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)(e)
................. 210 196,469
Series 2014-CR15, Class C, 4.67%,
02/10/47
(a)
................... 192 184,166
Series 2014-CR18, Class A4, 3.55%,
07/15/47 .................... 108 104,509

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... USD 290 $ 278,841
Series 2015-CR24, Class B, 4.34%,
08/10/48
(a)
................... 1,232 1,138,689
Series 2015-LC23, Class A4, 3.77%,
10/10/48 .................... 200 190,254
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
.................. 440 333,865
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 5.55%, 05/15/36 ... 2,658 2,611,038
Series 2020-NET, Class D, 3.70%, 08/15/37 600 529,162
Series 2021-980M, Class D, 3.54%,
07/15/31 .................... 5,810 4,626,939
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 256,206
Series 2015-C4, Class D, 3.56%, 11/15/48
(a)
1,270 1,062,997
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 469,782
Series 2016-C5, Class C, 4.64%, 11/15/48
(a)
1,410 1,269,461
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
................... 90 84,733
Series 2018-CX12, Class C, 4.74%,
08/15/51
(a)
................... 268 222,693
Series 2019-C15, Class A4, 4.05%,
03/15/52 .................... 870 804,720
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
................... 649 511,386
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
................... 2,849 1,802,724
Series 2020-C19, Class A3, 2.56%,
03/15/53 .................... 1,415 1,181,831
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
................... 370 316,175
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 5.27%, 12/15/30
(a)
.. 530 508,447
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 195,730
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 7.48%, 09/09/24
(a)
1,017 997,371
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.98%), 5.30%,
06/15/33
(a)(b)
.................... 610 562,483
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 .............. 240 223,990
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 .................... 531 499,154
Series 2017-BRBK, Class D, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
.. 360 321,471
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (LIBOR USD 1
Month + 1.38%), 5.70%, 07/15/38 ... 5,457 5,244,727
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 6.57%, 07/15/38 ... 2,042 1,955,105
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K80, Class B,
4.23%, 08/25/50
(a)(b)
............... 235 215,196
GCT Commercial Mortgage Trust, Series
2021-GCT, Class C, (LIBOR USD 1 Month +
1.70%), 6.02%, 02/15/38
(a)(b)
......... 2,060 1,800,966
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 800 770,088
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 .................... 570 530,100
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 5.20%, 11/15/36
(a)
.. USD 749 $ 723,581
Series 2022-AGSS, Class A, (1 Month CME
Term SOFR + 2.69%), 7.03%, 11/15/27
(a)
1,650 1,653,850
Series 2022-ECI, Class A, (1 Month CME
Term SOFR + 2.19%), 6.53%, 08/15/39
(a)
980 968,805
Series 2022-SHIP, Class A, (1 Month CME
Term SOFR + 0.73%), 5.07%, 08/15/36
(a)
1,188 1,171,371
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
.................. 98 97,133
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
................... 400 377,628
Series 2015-GC32, Class C, 4.41%,
07/10/48
(a)
................... 316 282,398
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 150 142,353
Series 2019-GSA1, Class C, 3.81%,
11/10/52
(a)
................... 110 84,112
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 1,890 1,776,600
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 6.58%, 10/15/39
(a)(b)
......... 1,830 1,829,429
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 440 419,461
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
................... 730 680,030
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1 Month CME Term SOFR +
2.49%), 6.82%, 08/15/39
(a)(b)
......... 1,079 1,071,905
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 553 468,547
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 249,749
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 77,358
Series 2019-COR5, Class A3, 3.12%,
06/13/52 .................... 390 345,898
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 188,849
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2022-CGSS, Class
A, (1 Month CME Term SOFR + 2.47%),
6.77%, 12/15/36
(a)(b)
............... 813 811,444
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class C, 4.73%,
01/15/49
(a)
................... 730 652,131
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
................... 413 386,865
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 1.21%), 5.53%, 06/15/35
(a)(b)
. 1,832 1,670,491
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 7.09%, 10/15/33
(a)(b)
. 1,300 1,106,489
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 5.12%, 04/15/38
(a)(b)
. 87 84,638
Series 2021-MHC, Class D, (LIBOR USD 1
Month + 1.70%), 6.02%, 04/15/38
(a)(b)
. 1,550 1,472,184
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 6.51%, 08/15/39
(a)
(b)
......................... 1,580 1,576,025
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
.................. 684 491,674

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
............. USD 300 $ 268,382
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class A4, 3.72%,
07/15/50 .................... 248 236,170
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................. 116 98,027
Series 2015-C25, Class B, 4.53%,
10/15/48
(a)
................... 620 576,652
Series 2015-C25, Class C, 4.53%,
10/15/48
(a)
................... 320 290,291
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 3,302 2,901,927
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
(e)
......................... 45 39,600
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,360 925,635
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 34,858
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 112,276
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
......................... 3,761 3,277,069
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 5.22%, 07/15/35
(a)(b)
. 300 293,972
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 320,237
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1 Month CME Term SOFR +
1.40%), 5.73%, 03/15/39
(a)(b)
......... 1,178 1,148,040
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 5.27%, 06/15/35
(a)
.. 94 90,671
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 802,999
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 244,711
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1
Month CME Term SOFR + 2.25%), 6.57%,
01/19/37
(a)(b)
.................... 2,512 2,451,081
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (Sterling Overnight
Index Average + 2.22%), 5.66%, 05/17/29
(a)
(b)
........................... GBP 252 295,322
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a)(b)
.................... USD 460 346,386
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 3,398 2,710,671
SMRT, Series 2022-MINI, Class D, (1 Month
CME Term SOFR + 1.95%), 6.29%,
01/15/39
(a)(b)
.................... 4,049 3,764,921
SREIT Trust, Series 2021-MFP2, Class A,
(LIBOR USD 1 Month + 0.82%), 5.14%,
11/15/36
(a)(b)
.................... 229 220,385
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1 Month CME
Term SOFR + 2.19%), 6.52%, 05/15/37
(a)(b)
1,330 1,291,416
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average + 2.10%),
5.54%, 08/17/31
(a)(b)
............... GBP 742 793,351
TPGI Trust, Series 2021-DGWD, Class D,
(LIBOR USD 1 Month + 1.50%), 5.82%,
06/15/26
(a)(b)
.................... USD 3,400 3,167,571
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
...... 1,160 1,029,173
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a)(b)
............... 710 575,788
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 5.75%, 01/15/59
(a)
. USD 639 $ 624,961
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 5.37%, 06/15/49
(a)(b)
390 374,646
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
................... 1,500 1,287,006
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 5.37%, 12/13/31
(a)(b)
. 501 494,147
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
.................. 110 93,972
Series 2018-C45, Class C, 4.73%, 06/15/51 309 260,003
Series 2018-C46, Class B, 4.63%, 08/15/51 429 377,460
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
................... 766 680,109
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,455,532
Series 2019-C49, Class C, 4.87%,
03/15/52
(a)
................... 1,270 1,059,117
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,201,870
Series 2020-C56, Class A5, 2.45%,
06/15/53 .................... 138 114,616
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 6.41%, 02/15/37
(a)(b)
. 720 675,190
Series 2021-FCMT, Class D, (LIBOR USD 1
Month + 3.50%), 7.82%, 05/15/31
(a)(b)
. 1,890 1,680,354
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1 Month CME Term
SOFR + 2.79%), 7.12%, 11/15/27
(a)(b)
... 1,218 1,213,415
158,270,147
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
......... 11,000 79,094
BANK
Series 2019-BN20, Class XB, 0.37%,
09/15/62 .................... 8,371 173,160
Series 2021-BN33, Class XA, 1.06%,
05/15/64 .................... 12,268 715,758
Series 2021-BN33, Class XB, 0.48%,
05/15/64 .................... 81,230 2,813,773
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.59%,
02/15/50 .................... 4,185 90,493
Series 2017-BNK3, Class XD, 1.24%,
02/15/50
(b)
................... 2,000 87,429
BBCMS Trust, Series 2015-SRCH, Class XA,
0.91%, 08/10/35
(b)
................ 6,802 214,992
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................ 65,905 660,783
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.03%, 03/15/52 ... 3,026 143,034
Series 2020-B17, Class XB, (LIBOR USD 1
Month + 0.00%), 0.53%, 03/15/53 ... 1,560 44,665
Series 2021-B23, Class XA, 1.27%,
02/15/54 .................... 5,771 389,136
Series 2021-B24, Class XA, 1.15%,
03/15/54 .................... 19,392 1,181,453
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 19,914 125,982
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 ... 2,030 42,272
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.. 10,100 510,498

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 0.96%,
03/10/46 .................... USD 8,291 $ 231
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
................... 40,878 74,382
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
................... 770 54,289
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%,
11/15/50 .................... 3,170 33,979
Series 2019-C16, Class XA, 1.55%,
06/15/52 .................... 6,705 480,354
Series 2019-C17, Class XA, 1.35%,
09/15/52 .................... 2,051 124,197
Series 2019-C17, Class XB, 0.56%,
09/15/52 .................... 4,040 121,143
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
.......... 5,975 100,513
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (LIBOR USD 1 Month + 0.00%), 1.00%,
06/10/50
(b)
..................... 3,040 106,426
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%,
11/10/52 .................... 5,211 219,307
Series 2020-GSA2, Class XA, 1.73%,
12/12/53
(b)
................... 4,080 377,532
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.80%,
09/15/47 ...................... 838 7,864
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 41,348
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.58%,
04/15/46 .................... 4,040 6,393
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
................... 4,330 96,292
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.16%,
02/15/36
(b)
..................... 2,824 129,951
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
................... 3,030 229,392
Series 2019-H6, Class XB, 0.71%, 06/15/52 5,210 197,270
Series 2019-L2, Class XA, 1.00%, 03/15/52 2,006 95,581
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
...... 10,700 161,415
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 17,050 488
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 .................... 3,410 9,001
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.47%,
10/15/52 .................... 6,667 468,227
Series 2019-C18, Class XA, 1.02%,
12/15/52 .................... 7,138 327,765
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 1,180 43,255
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2019-C50, Class XA, 1.41%,
05/15/52 .................... USD 12,005 $ 746,680
11,525,797
Total Non-Agency Mortgage-Backed Securities — 6.9%
(Cost: $267,517,149) ............................. 235,751,904
Beneficial Interest
(000)
Other Interests
(i)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(e)(g)(h)
...... 16,030 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.3%
(a)(f)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.88% ........... 1,306 1,150,142
Citigroup, Inc., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.42%),
3.88% ........................ 1,095 933,487
2,083,629
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The), Series F,
(LIBOR USD 3 Month + 3.13%), 4.63% .. 1,089 928,634
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,998 1,593,305
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
8.37% ...................... 370 368,992
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ...................... 3,780 3,508,885
6,399,816
Total Preferred Securities — 0.3%
(Cost: $9,703,758) .............................. 8,483,445
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association,
6.63%, 11/15/30 ................. 1,500 1,758,998
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 . 21 20,808
Series 2996, Class MK, 5.50%, 06/15/35 . 3 2,844
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 ... 22 21,806
45,458
Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K-151, Class A2, 3.80%, 10/25/32 . 1,135 1,071,296
Series K148, Class A2, 3.50%, 07/25/32 . 786 724,351

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 ............. USD 1,262 $ 1,238,779
3,034,426
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120, Class X1, 1.04%, 10/25/30 . 41,146 2,466,240
Series K121, Class X1, 1.02%, 10/25/30 . 3,069 180,963
Series KL05, Class X1P, 0.89%, 06/25/29 13,486 659,637
Series KL06, Class XFX, 1.36%, 12/25/29 1,480 96,707
Government National Mortgage Association
Variable Rate Notes
Series 2013-30, 0.53%, 09/16/53 ...... 685 9,946
Series 2013-78, 0.28%, 10/16/54 ...... 1,122 13,874
Series 2015-22, 0.53%, 03/16/55 ...... 1,018 17,632
Series 2015-37, 0.57%, 10/16/56 ...... 126 3,340
Series 2015-48, 0.91%, 02/16/50 ...... 123 2,974
Series 2016-96, 0.77%, 12/16/57 ...... 782 27,465
3,478,778
Mortgage-Backed Securities — 31.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 3,166 2,971,102
3.00%, 09/01/27 - 12/01/46 .......... 3,915 3,665,760
3.50%, 04/01/42 - 01/01/48 .......... 4,207 3,944,695
4.00%, 08/01/40 - 12/01/45 .......... 1,640 1,588,136
4.50%, 02/01/39 - 04/01/49 .......... 12,864 12,683,964
5.00%, 07/01/35 - 11/01/48 .......... 1,972 2,007,830
5.50%, 05/01/36 - 06/01/41 .......... 1,226 1,271,404
6.00%, 11/01/29 - 12/01/32 .......... 3 2,646
Federal National Mortgage Association
4.00%, 01/01/41 ................. 78 74,482
7.00%, 06/01/32 ................. 7 7,235
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 36,120 30,469,356
2.00%, 01/15/53
(j)
................ 18,025 15,102,064
2.50%, 04/20/51 - 07/20/52 .......... 40,985 35,579,459
2.50%, 01/15/53
(j)
................ 13,749 11,911,644
3.00%, 12/20/44 - 01/20/52 .......... 24,385 21,830,611
3.00%, 01/15/53
(j)
................ 15,782 14,048,662
3.50%, 01/15/42 - 04/20/48 .......... 8,786 8,239,287
3.50%, 01/15/53
(j)
................ 20,655 18,973,997
4.00%, 04/20/39 - 05/20/50 .......... 8,888 8,512,594
4.00%, 01/15/53
(j)
................ 10,956 10,365,444
4.50%, 12/20/39 - 04/20/50 .......... 6,414 6,324,934
4.50%, 01/15/53
(j)
................ 7,339 7,118,188
5.00%, 12/15/38 - 07/20/41 .......... 2,193 2,233,371
5.00%, 01/15/53
(j)
................ 7,846 7,773,261
5.50%, 03/15/32 - 11/15/33 .......... 2 2,248
6.00%, 12/15/36 ................. 40 41,143
7.50%, 11/15/29 ................. —
(k)
281
Uniform Mortgage-Backed Securities
1.50%, 01/25/38 - 01/25/53
(j)
......... 13,034 11,264,430
1.50%, 11/01/41 - 03/01/51 .......... 47,693 38,429,657
2.00%, 10/01/31 - 03/01/52 .......... 214,321 176,376,654
2.00%, 01/25/38 - 01/25/53
(j)
......... 59,795 51,329,500
2.50%, 09/01/27 - 04/01/52 .......... 150,061 130,054,880
2.50%, 01/25/38 - 01/25/53
(j)
......... 5,536 4,904,815
2.50%, 01/01/52
(l)
................ 35,077 29,955,043
3.00%, 04/01/28 - 08/01/52 .......... 88,709 79,971,249
3.00%, 01/25/38 - 01/25/53
(j)
......... 26,342 23,129,973
3.50%, 08/01/27 - 01/01/51 .......... 61,974 57,718,930
3.50%, 01/25/38 - 01/25/53
(j)
......... 11,179 10,209,306
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/33 - 04/01/52 .......... USD 56,968 $ 54,574,111
4.00%, 01/25/53
(j)
................ 1,075 1,007,984
4.50%, 02/01/25 - 08/01/52 .......... 39,254 38,671,236
4.50%, 01/25/53 - 02/25/53
(j)
......... 30,842 29,677,813
5.00%, 03/01/30 - 05/01/49 .......... 3,740 3,778,171
5.00%, 01/25/53 - 02/25/53
(j)
......... 30,361 29,911,089
5.50%, 12/01/31 - 04/01/41 .......... 2,863 2,948,020
5.50%, 01/25/53 - 02/25/53
(j)
......... 55,147 55,270,859
6.00%, 07/01/29 - 06/01/41 .......... 4,108 4,259,470
6.50%, 05/01/40 ................. 837 878,529
1,061,065,517
Total U.S. Government Sponsored Agency Securities — 31.5%
(Cost: $1,155,514,204) ........................... 1,069,383,177
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 4,474 4,585,428
4.50%, 08/15/39 ................. 1,764 1,870,460
4.38%, 11/15/39 ................. 1,764 1,839,315
4.63%, 02/15/40 ................. 2,710 2,912,297
1.13%, 05/15/40 - 08/15/40 .......... 27,332 17,039,794
3.88%, 08/15/40 ................. 2,710 2,643,520
1.38%, 11/15/40 ................. 13,666 8,884,502
3.13%, 02/15/43 ................. 6,784 5,787,600
2.88%, 05/15/43 - 11/15/46 .......... 13,320 10,774,400
3.63%, 08/15/43 ................. 6,784 6,236,510
3.75%, 11/15/43 ................. 6,784 6,358,410
2.50%, 02/15/45 ................. 36,899 27,779,470
2.75%, 11/15/47
(m)
................ 35,670 27,823,993
3.00%, 02/15/48
(m)
................ 42,206 34,594,082
2.25%, 08/15/49 - 02/15/52 .......... 8,910 6,262,482
U.S. Treasury Notes
0.13%, 05/31/23 ................. 8,561 8,408,173
2.75%, 05/31/23 ................. 13,062 12,965,055
1.75%, 07/31/24 - 12/31/24 .......... 110,814 105,371,046
2.13%, 07/31/24 - 05/15/25 .......... 27,422 26,209,428
1.50%, 10/31/24 - 02/15/30 .......... 115,480 107,687,411
2.00%, 02/15/25 - 11/15/26 .......... 39,697 37,141,959
0.38%, 04/30/25 - 12/31/25 .......... 102,555 93,218,176
0.75%, 05/31/26 ................. 10,210 9,105,645
2.38%, 05/15/27 - 05/15/29 .......... 20,263 18,621,638
0.50%, 05/31/27 ................. 30,356 26,025,527
2.25%, 08/15/27
(m)
................ 45,063 41,685,035
1.25%, 03/31/28 - 05/31/28 .......... 11,723 10,167,525
2.88%, 08/15/28 - 05/15/32 .......... 4,894 4,588,538
3.13%, 11/15/28 ................. 5,507 5,252,516
2.63%, 02/15/29 ................. 8,146 7,528,686
1.63%, 08/15/29 - 05/15/31 .......... 8,327 7,196,098
Total U.S. Treasury Obligations — 20.2%
(Cost: $805,807,738) ............................. 686,564,719
Total Long-Term Investments — 98.9%
(Cost: $3,711,704,967) ........................... 3,360,788,894

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 0.2%
General Motors Financial Co., Inc., 3.98%
,
02/15/23
(n)
..................... USD 3,626 $ 3,602,165
Total Commercial Paper — 0.2%
(Cost: $3,608,323) .............................. 3,602,165
Shares
Shares
Money Market Funds — 8.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(o)(p)
................. 304,236,093 304,236,093
Total Money Market Funds — 8.9%
(Cost: $304,236,093) ............................. 304,236,093
Total Short-Term Securities — 9.1%
(Cost: $307,844,416) ............................. 307,838,258
Total Options Purchased — 0.2%
(Cost: $4,725,764) .............................. 8,307,545
Total Investments Before Options Written and TBA Sale
Commitments — 108.2%
(Cost: $4,024,275,147 ) ........................... 3,676,934,697
Total Options Written — (0.5)%
(Premium Received — $(11,182,777)) ................. (17,874,769)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(j)
Mortgage-Backed Securities — (2.8)%
Government National Mortgage Association,
3.00%, 01/15/53 ................. USD (29) $ (25,815)
Uniform Mortgage-Backed Securities
1.50% ,  01/25/38 ................. (60) (51,938)
2.00% ,  01/25/38 ................. (218) (193,852)
2.50% ,  01/25/38 - 01/25/53 .......... (567) (506,841)
3.00% ,  01/25/38 - 01/25/53 .......... (2,454) (2,186,261)
3.50% ,  01/25/38 ................. (3,172) (3,034,590)
4.00% ,  01/25/53 - 02/25/53 .......... (8,732) (8,187,389)
4.50% ,  01/25/53 ................. (15,581) (14,992,482)
5.00% ,  01/25/53 ................. (10,019) (9,870,933)
5.50% ,  01/25/53 - 02/25/53 .......... (55,147) (55,270,858)
Total TBA Sale Commitments — (2.8)%
(Proceeds: $(95,190,727)) ......................... (94,320,959)
Total Investments Net of Options Written and TBA Sale
Commitments — 104.9%
(Cost: $3,917,901,643 ) ........................... 3,564,738,969
Liabilities in Excess of Other Assets — (4.9)% ............ (165,068,859)
Net Assets — 100.0% ..............................
$ 3,399,670,110
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Represents or includes a TBA transaction.
(k)
Rounds to less than 1,000.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 156,097,271 $ 148,138,822
(a)
$ — $ — $ — $ 304,236,093 304,236,093 $ 1,742,133 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 751 03/22/23 $ 93,640 $ (1,107,602)
U.S. Treasury Ultra Bond .................................................... 548 03/22/23 73,175 (1,456,616)
U.S. Treasury 2 Year Note .................................................... 2,690 03/31/23 551,450 (823,661)
U.S. Treasury 5 Year Note .................................................... 3,268 03/31/23 352,382 (987,016)
(4,374,895)
Short Contracts
Euro-Bund .............................................................. 13 03/08/23 1,850 122,955
Euro- Buxl ............................................................... 24 03/08/23 3,474 707,858
Japan 10 Year Bond ........................................................ 130 03/13/23 144,086 2,560,932
U.S. Treasury 10 Year Note ................................................... 470 03/22/23 52,706 612,620
U.S. Treasury 10 Year Ultra Note ............................................... 263 03/22/23 31,005 690,305
4,694,670
$ 319,775
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 930,000 USD 625,435 Morgan Stanley & Co. International plc 01/12/23 $ 7,966
CAD 871,891 USD 640,000 State Street Bank and Trust Co. 01/12/23 3,963
EUR 960,000 USD 998,584 HSBC Bank plc 01/12/23 29,634
HUF 147,661,043 USD 370,000 Barclays Bank plc 01/12/23 24,803
JPY 50,970,663 USD 370,000 Bank of America NA 01/12/23 18,802
JPY 35,695,545 USD 260,000 Bank of New York Mellon 01/12/23 12,284
JPY 120,641,149 USD 900,000 Barclays Bank plc 01/12/23 20,246
KRW 488,908,000 USD 380,000 Barclays Bank plc 01/12/23 8,305
MXN 4,962,314 USD 250,000 Deutsche Bank AG 01/12/23 4,285
MXN 7,748,852 USD 390,000 Morgan Stanley & Co. International plc 01/12/23 7,076
THB 17,736,066 USD 510,000 Citibank NA 01/12/23 2,471
USD 230,895 GBP 190,000 Morgan Stanley & Co. International plc 01/12/23 1,145
USD 508,217 NZD 800,000 Morgan Stanley & Co. International plc 01/12/23 241
ZAR 6,612,624 USD 380,000 Deutsche Bank AG 01/12/23 8,915
ZAR 15,024,852 USD 880,000 Royal Bank of Canada 01/12/23 3,673
USD 2,164,560 MXN 42,519,752 Citibank NA 02/21/23 2,253
USD 1,132,594 MXN 21,999,250 Deutsche Bank AG 02/21/23 13,840
IDR 6,272,008,556 USD 402,808 Barclays Bank plc 03/15/23 2,013
JPY 835,310,000 USD 6,403,748 UBS AG 03/15/23 21,619
193,534
AUD 370,000 USD 254,120 Bank of New York Mellon 01/12/23 (2,122)
MXN 7,362,062 USD 380,000 UBS AG 01/12/23 (2,745)
USD 260,000 CAD 353,833 Bank of America NA 01/12/23 (1,334)
USD 380,000 CAD 517,451 Barclays Bank plc 01/12/23 (2,180)
USD 380,000 CHF 355,242 Barclays Bank plc 01/12/23 (4,526)
USD 510,000 CLP 452,665,800 Morgan Stanley & Co. International plc 01/12/23 (23,226)
USD 383,553 EUR 360,000 Commonwealth Bank of Australia 01/12/23 (2,030)
USD 901,781 GBP 750,000 Royal Bank of Canada 01/12/23 (5,126)
USD 370,000 HUF 148,387,057 Credit Agricole Corporate & Investment Bank SA 01/12/23 (26,744)
USD 380,000 JPY 51,089,533 Bank of America NA 01/12/23 (9,709)
USD 500,000 PLN 2,279,052 UBS AG 01/12/23 (19,884)
USD 380,000 TWD 11,689,218 Morgan Stanley & Co. International plc 01/12/23 (966)
USD 880,000 ZAR 15,167,531 Barclays Bank plc 01/12/23 (12,064)
USD 622,308 COP 3,109,671,719 BNP Paribas SA 02/16/23 (13,719)
USD 503,816 EUR 469,339 Deutsche Bank AG 02/21/23 (275)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 46,749 EUR 43,906 Royal Bank of Canada 02/21/23 $ (408)
USD 1,137,188 MXN 22,778,453 JPMorgan Chase Bank NA 02/21/23 (21,191)
USD 746,474 EUR 701,296 Bank of America NA 03/14/23 (7,813)
USD 398,989 AUD 593,000 Deutsche Bank AG 03/15/23 (5,906)
USD 974,656 CAD 1,329,000 BNP Paribas SA 03/15/23 (7,413)
USD 14,057,117 EUR 13,169,000 UBS AG 03/15/23 (107,951)
(277,332)
$ (83,798)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 57 01/27/23 USD 114.50 USD 5,700 $ 11,578
Put
U.S. Treasury 30 Year Bond .................... 6 01/27/23 USD 129.00 USD 600 25,406
$ 36,984
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.00% At Termination
Goldman Sachs
International 06/30/23 4.00 % USD 855,012 $ 1,020,268
Put
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.48 USD 41,785 3,668,300
10-Year Interest Rate Swap
(a)
2.51% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.51 USD 41,785 3,581,993
7,250,293
$ 8,270,561
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 68 01/27/23 USD 116.50 USD 6,800 $ (3,188)
U.S. Treasury 5 Year Note ....................... 15 01/27/23 USD 108.25 USD 1,500 (7,265)
(10,453)
Put
U.S. Treasury 30 Year Bond ..................... 6 01/27/23 USD 126.00 USD 600 (13,406)
$ (23,859)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.40% At Termination 1 day SOFR At Termination
Goldman Sachs
International 06/30/23 3.40 % USD 855,012 $ (416,776)
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 10/27/23 2.62 USD 52,894 (665,881)
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 62,245 (1,719,665)
(2,802,322)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 08/10/23 3.10 USD 27,824 (1,382,868)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/10/23 3.20 USD 27,824 (1,242,716)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 3.48% At Termination
Goldman Sachs
International 08/10/23 3.48 USD 752,517 (8,487,510)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 4.42% Semi-Annual
Goldman Sachs
International 10/27/23 4.42 USD 52,894 (670,524)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 62,245 (3,264,970)
(15,048,588)
$ (17,850,910)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 63,591 $ (20,039) $ — $ (20,039)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 50,668 (13,511) — (13,511)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 9,343 19,964 — 19,964
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 2,549 40,535 697 39,838
3.45% Annual 1 day SOFR Annual 11/02/23
(a)
11/02/25 USD 124,489 740,362 — 740,362
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 844 31,440 — 31,440
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 1,525 (8,925) — (8,925)
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 2,197 (14,959) — (14,959)
5.67% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 2,112 8,347 — 8,347
5.92% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 6,020 10,014 — 10,014
5.99% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 1,979 2,024 — 2,024
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 1,870 87,909 — 87,909
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 1,035 44,590 — 44,590
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 1,009,796 373,712 — 373,712
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 878,018 321,988 — 321,988
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 990,105 362,946 — 362,946
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 1,001,491 373,045 — 373,045
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 1,005,912 371,047 — 371,047
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 593,572 183,606 — 183,606
0.40% Annual 1 day TONAR Annual N/A 05/02/32 JPY 593,572 182,509 — 182,509
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 1,284,738 382,639 — 382,639
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 1,139,296 342,687 — 342,687
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 2,606 (79,262) — (79,262)
9.25% Monthly 28 day MXIBTIIE Monthly N/A 09/17/32 MXN 30,031 (50,954) — (50,954)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.24% Annual 1 day SONIA Annual N/A 10/20/72 GBP 1,748 $ (26,709) $ 23,029 $ (49,738)
$ 3,665,005 $ 23,726 $ 3,641,279
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,439 $ (38,258) $ (30,001) $ (8,257)
Republic of Colombia ....... 1.00 Quarterly Bank of America NA 12/20/27 USD 500 36,279 34,713 1,566
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,287 93,383 106,218 (12,835)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/27 USD 822 59,628 55,133 4,495
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/27 USD 1,000 (356) (3,975) 3,619
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 575 (204) 4,222 (4,426)
Republic of the Philippines ... 1.00 Quarterly Citibank NA 12/20/27 USD 500 (815) (2,431) 1,616
Republic of the Philippines ... 1.00 Quarterly Standard Chartered Bank 12/20/27 USD 2,200 (3,583) 49,391 (52,974)
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/27 USD 597 7,855 6,826 1,029
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 633 8,329 14,671 (6,342)
United Mexican States ...... 1.00 Quarterly Deutsche Bank AG 12/20/27 USD 884 11,631 15,588 (3,957)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 509 6,697 10,937 (4,240)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 509 6,697 11,582 (4,885)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 893 11,747 20,394 (8,647)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 520 6,842 8,163 (1,321)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,272 481 13,611 (13,130)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,023 387 11,099 (10,712)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,560 590 17,996 (17,406)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 854 324 9,145 (8,821)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 715 270 7,656 (7,386)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 82,799 13,873 68,926
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 54,197 14,846 39,351
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 18 (2) (1,257) 1,255
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 8 (1) (105) 104
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 7 1,551 558 993
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 180 41,877 23,333 18,544
$ – $ – $ –
$ 388,345 $ 412,186 $ (23,841)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Petroleos Mexicanos ... 1.00 % Quarterly
Goldman Sachs
International 12/20/24 BBB USD 309 $ (17,120) $ (25,961) $ 8,841
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 AAA USD 400 — (1) 1
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 AAA USD 1,000 — (2) 2
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 AAA USD 5,000 — — —
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 (37,071) (18,772) (18,299)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (99,925) (57,063) (42,862)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 4,050 (260,413) (156,427) (103,986)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.10.A ....... 2.00 % Monthly Deutsche Bank AG 11/17/59 A USD 2,020 $ (129,885) $ (79,357) $ (50,528)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 35 (6,049) (2,694) (3,355)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 186 (43,427) (20,016) (23,411)
$ (593,890) $ (360,293) $ (233,597)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 382,867 $ — $ 382,867
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (365,570) — (365,570)
1 day
BZDIOVER At Termination 13.97% At Termination Citibank NA 01/02/24 BRL 6,832 6,390 — 6,390
1 day
BZDIOVER At Termination 13.98% At Termination Citibank NA 01/02/24 BRL 6,372 5,986 — 5,986
1 day
BZDIOVER At Termination 14.49% At Termination
Goldman Sachs
International 01/02/24 BRL 6,944 13,191 — 13,191
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,158 (15,647) — (15,647)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 4,423 (21,095) — (21,095)
$ 6,122 $ — $ 6,122
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06
1 day SONIA ......................................... Sterling Overnight Index Average 3.43
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10.77
3 month LIBOR ....................................... London Interbank Offered Rate 4.77
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.02
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.69
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.04

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 372,532,525 $ 949,603 $ 373,482,128
Corporate Bonds ........................................ — 924,980,381 — 924,980,381
Foreign Agency Obligations ................................. — 5,450,382 — 5,450,382
Foreign Government Obligations .............................. — 31,328,397 — 31,328,397
Municipal Bonds ......................................... — 25,364,361 — 25,364,361
Non-Agency Mortgage-Backed Securities ........................ — 234,464,163 1,287,741 235,751,904
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 8,483,445 — 8,483,445
U.S. Government Sponsored Agency Securities .................... — 1,069,383,177 — 1,069,383,177
U.S. Treasury Obligations ................................... — 686,564,719 — 686,564,719
Short-Term Securities
Commercial Paper ....................................... — 3,602,165 — 3,602,165
Money Market Funds ...................................... 304,236,093 — — 304,236,093
Options Purchased
Interest rate contracts ...................................... 36,984 8,270,561 — 8,307,545
Liabilities
Investments
TBA Sale Commitments .................................... — (94,320,959) — (94,320,959)
$ 304,273,077 $ 3,276,103,317 $ 2,237,344 $ 3,582,613,738
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 150,342 $ — $ 150,342
Foreign currency exchange contracts ............................ — 193,534 — 193,534
Interest rate contracts ....................................... 4,694,670 4,287,101 — 8,981,771
Liabilities
Credit contracts ........................................... — (407,780) — (407,780)
Foreign currency exchange contracts ............................ — (277,332) — (277,332)
Interest rate contracts ....................................... (4,398,754) (18,490,610) — (22,889,364)
$ 295,916 $ (14,544,745) $ — $ (14,248,829)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
RB Revenue Bonds
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate